Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Thornburg Investment Trust
Entity Central Index Key	0000816153
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Thornburg Global Opportunities Fund - Class A
Shareholder Report [Line Items]
Fund Name	Thornburg Global Opportunities Fund
Class Name	CLASS: A
Trading Symbol	THOAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68.00	1.30%

Expenses Paid, Amount	$ 68.00
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares outperformed the MSCI All Country World Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.Stock selection was a positive contributor to performance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations also contributed positively to relative performance, while cash and currency effects detracted from performance relative to the Index.During the period, stock selection within the information technology and communication services sectors and U.S. securities contributed positively to performance relative to the Index. Weaker stock selection within consumer discretionary and energy sectors detracted from performance relative to the Index. In Japan, both an underweight positioning and adverse selection of securities detracted from performance relative to the Index.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class A (with sales charge)	29.26%	11.69%	11.51%
Global Opportunities Fund Class A (without sales charge)	35.36%	12.73%	12.03%
MSCI All Country World Net Total Return USD Index	20.01%	9.49%	11.33%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,732,200,000
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 6,600,000
Investment Company, Portfolio Turnover	9.36%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$1,732.2M
Number of Holdings	41
Portfolio Turnover	9.36%
Total Advisory Fee	$6.6M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	1.8
Mid Cap ($2.5-12 B)	11.2
Large Cap (>$12 B)	87.0
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Global Opportunities Fund - Class C
Shareholder Report [Line Items]
Fund Name	Thornburg Global Opportunities Fund
Class Name	CLASS: C
Trading Symbol	THOCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class C Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111.00	2.13%

Expenses Paid, Amount	$ 111.00
Expense Ratio, Percent	2.13%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares outperformed the MSCI All Country World Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.Stock selection was a positive contributor to performance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations also contributed positively to relative performance, while cash and currency effects detracted from performance relative to the Index.During the period, stock selection within the information technology and communication services sectors and U.S. securities contributed positively to performance relative to the Index. Weaker stock selection within consumer discretionary and energy sectors detracted from performance relative to the Index. In Japan, both an underweight positioning and adverse selection of securities detracted from performance relative to the Index.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class C (with sales charge)	33.26%	11.82%	11.16%
Global Opportunities Fund Class C (without sales charge)	34.26%	11.82%	11.16%
MSCI All Country World Net Total Return USD Index	20.01%	9.49%	11.33%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,732,200,000
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 6,600,000
Investment Company, Portfolio Turnover	9.36%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$1,732.2M
Number of Holdings	41
Portfolio Turnover	9.36%
Total Advisory Fee	$6.6M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	1.8
Mid Cap ($2.5-12 B)	11.2
Large Cap (>$12 B)	87.0
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Global Opportunities Fund - Class I
Shareholder Report [Line Items]
Fund Name	Thornburg Global Opportunities Fund
Class Name	CLASS: I
Trading Symbol	THOIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52.00	0.99%

Expenses Paid, Amount	$ 52.00
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the MSCI All Country World Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.Stock selection was a positive contributor to performance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations also contributed positively to relative performance, while cash and currency effects detracted from performance relative to the Index.During the period, stock selection within the information technology and communication services sectors and U.S. securities contributed positively to performance relative to the Index. Weaker stock selection within consumer discretionary and energy sectors detracted from performance relative to the Index. In Japan, both an underweight positioning and adverse selection of securities detracted from performance relative to the Index.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class I	35.75%	13.07%	12.37%
MSCI All Country World Net Total Return USD Index	20.01%	9.49%	11.33%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,732,200,000
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 6,600,000
Investment Company, Portfolio Turnover	9.36%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$1,732.2M
Number of Holdings	41
Portfolio Turnover	9.36%
Total Advisory Fee	$6.6M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	1.8
Mid Cap ($2.5-12 B)	11.2
Large Cap (>$12 B)	87.0
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Global Opportunities Fund - Class R3
Shareholder Report [Line Items]
Fund Name	Thornburg Global Opportunities Fund
Class Name	CLASS: R3
Trading Symbol	THORX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class R3 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$78.00	1.50%

Expenses Paid, Amount	$ 78.00
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R3 shares outperformed the MSCI All Country World Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.Stock selection was a positive contributor to performance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations also contributed positively to relative performance, while cash and currency effects detracted from performance relative to the Index.During the period, stock selection within the information technology and communication services sectors and U.S. securities contributed positively to performance relative to the Index. Weaker stock selection within consumer discretionary and energy sectors detracted from performance relative to the Index. In Japan, both an underweight positioning and adverse selection of securities detracted from performance relative to the Index.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class R3	35.13%	12.53%	11.82%
MSCI All Country World Net Total Return USD Index	20.01%	9.49%	11.33%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THORX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,732,200,000
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 6,600,000
Investment Company, Portfolio Turnover	9.36%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$1,732.2M
Number of Holdings	41
Portfolio Turnover	9.36%
Total Advisory Fee	$6.6M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	1.8
Mid Cap ($2.5-12 B)	11.2
Large Cap (>$12 B)	87.0
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Global Opportunities Fund - Class R4
Shareholder Report [Line Items]
Fund Name	Thornburg Global Opportunities Fund
Class Name	CLASS: R4
Trading Symbol	THOVX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class R4 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$70.00	1.34%

Expenses Paid, Amount	$ 70.00
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R4 shares outperformed the MSCI All Country World Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.Stock selection was a positive contributor to performance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations also contributed positively to relative performance, while cash and currency effects detracted from performance relative to the Index.During the period, stock selection within the information technology and communication services sectors and U.S. securities contributed positively to performance relative to the Index. Weaker stock selection within consumer discretionary and energy sectors detracted from performance relative to the Index. In Japan, both an underweight positioning and adverse selection of securities detracted from performance relative to the Index.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class R4	35.24%	12.62%	11.92%
MSCI All Country World Net Total Return USD Index	20.01%	9.49%	11.33%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOVX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,732,200,000
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 6,600,000
Investment Company, Portfolio Turnover	9.36%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$1,732.2M
Number of Holdings	41
Portfolio Turnover	9.36%
Total Advisory Fee	$6.6M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	1.8
Mid Cap ($2.5-12 B)	11.2
Large Cap (>$12 B)	87.0
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Global Opportunities Fund - Class R5
Shareholder Report [Line Items]
Fund Name	Thornburg Global Opportunities Fund
Class Name	CLASS: R5
Trading Symbol	THOFX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class R5 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$52.00	0.99%

Expenses Paid, Amount	$ 52.00
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R5 shares outperformed the MSCI All Country World Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.Stock selection was a positive contributor to performance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations also contributed positively to relative performance, while cash and currency effects detracted from performance relative to the Index.During the period, stock selection within the information technology and communication services sectors and U.S. securities contributed positively to performance relative to the Index. Weaker stock selection within consumer discretionary and energy sectors detracted from performance relative to the Index. In Japan, both an underweight positioning and adverse selection of securities detracted from performance relative to the Index.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class R5	35.78%	13.07%	12.37%
MSCI All Country World Net Total Return USD Index	20.01%	9.49%	11.33%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,732,200,000
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 6,600,000
Investment Company, Portfolio Turnover	9.36%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$1,732.2M
Number of Holdings	41
Portfolio Turnover	9.36%
Total Advisory Fee	$6.6M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	1.8
Mid Cap ($2.5-12 B)	11.2
Large Cap (>$12 B)	87.0
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Global Opportunities Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Thornburg Global Opportunities Fund
Class Name	CLASS: R6
Trading Symbol	THOGX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class R6 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$45.00	0.86%

Expenses Paid, Amount	$ 45.00
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R6 shares outperformed the MSCI All Country World Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.Stock selection was a positive contributor to performance relative to the Index, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations also contributed positively to relative performance, while cash and currency effects detracted from performance relative to the Index.During the period, stock selection within the information technology and communication services sectors and U.S. securities contributed positively to performance relative to the Index. Weaker stock selection within consumer discretionary and energy sectors detracted from performance relative to the Index. In Japan, both an underweight positioning and adverse selection of securities detracted from performance relative to the Index.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year
Global Opportunities Fund Class R6	35.96%	13.23%
MSCI All Country World Net Total Return USD Index	20.01%	9.49%

Prior Market Index Comparison [Text Block]

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,732,200,000
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 6,600,000
Investment Company, Portfolio Turnover	9.36%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$1,732.2M
Number of Holdings	41
Portfolio Turnover	9.36%
Total Advisory Fee	$6.6M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	1.8
Mid Cap ($2.5-12 B)	11.2
Large Cap (>$12 B)	87.0
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Thornburg International Equity Fund
Class Name	CLASS: A
Trading Symbol	TGVAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg International Equity Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59.00	1.15%

Expenses Paid, Amount	$ 59.00
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, non-U.S. equity securities posted strong returns, outperforming their U.S. counterparts.Stock selection was the primary contributor to the Fund’s outperformance relative to the Index, consistent with the Fund’s bottom-up investment approach.Within utilities and communication services sectors, stock selection contributed positively to performance relative to the Index. Additionally, stock selection within the Eurozone and the United Kingdom, as well as a zero-weight positioning to India, contributed positively to performance relative to the Index, while stock selection within the materials sector detracted from performance relative to the Index.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class A (with sales charge)	19.87%	7.69%	9.21%
International Equity Fund Class A (without sales charge)	25.50%	8.69%	9.71%
MSCI All Country World ex USA Net Total Return USD Index	24.91%	7.02%	8.38%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TGVAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 5,119,200,000
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 16,300,000
Investment Company, Portfolio Turnover	9.92%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$5,119.2M
Number of Holdings	49
Portfolio Turnover	9.92%
Total Advisory Fee	$16.3M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	2.6
Large Cap (>$12 B)	97.4
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Thornburg International Equity Fund
Class Name	CLASS: C
Trading Symbol	THGCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg International Equity Fund Class C Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$101.00	1.95%

Expenses Paid, Amount	$ 101.00
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, non-U.S. equity securities posted strong returns, outperforming their U.S. counterparts.Stock selection was the primary contributor to the Fund’s outperformance relative to the Index, consistent with the Fund’s bottom-up investment approach.Within utilities and communication services sectors, stock selection contributed positively to performance relative to the Index. Additionally, stock selection within the Eurozone and the United Kingdom, as well as a zero-weight positioning to India, contributed positively to performance relative to the Index, while stock selection within the materials sector detracted from performance relative to the Index.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class C (with sales charge)	23.45%	7.81%	8.87%
International Equity Fund Class C (without sales charge)	24.45%	7.81%	8.87%
MSCI All Country World ex USA Net Total Return USD Index	24.91%	7.02%	8.38%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/THGCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 5,119,200,000
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 16,300,000
Investment Company, Portfolio Turnover	9.92%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$5,119.2M
Number of Holdings	49
Portfolio Turnover	9.92%
Total Advisory Fee	$16.3M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	2.6
Large Cap (>$12 B)	97.4
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Equity Fund - Class I
Shareholder Report [Line Items]
Fund Name	Thornburg International Equity Fund
Class Name	CLASS: I
Trading Symbol	TGVIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg International Equity Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46.00	0.89%

Expenses Paid, Amount	$ 46.00
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, non-U.S. equity securities posted strong returns, outperforming their U.S. counterparts.Stock selection was the primary contributor to the Fund’s outperformance relative to the Index, consistent with the Fund’s bottom-up investment approach.Within utilities and communication services sectors, stock selection contributed positively to performance relative to the Index. Additionally, stock selection within the Eurozone and the United Kingdom, as well as a zero-weight positioning to India, contributed positively to performance relative to the Index, while stock selection within the materials sector detracted from performance relative to the Index.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class I	25.86%	9.02%	10.06%
MSCI All Country World ex USA Net Total Return USD Index	24.91%	7.02%	8.38%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TGVIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 5,119,200,000
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 16,300,000
Investment Company, Portfolio Turnover	9.92%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$5,119.2M
Number of Holdings	49
Portfolio Turnover	9.92%
Total Advisory Fee	$16.3M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	2.6
Large Cap (>$12 B)	97.4
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Equity Fund - Class R3
Shareholder Report [Line Items]
Fund Name	Thornburg International Equity Fund
Class Name	CLASS: R3
Trading Symbol	TGVRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg International Equity Fund Class R3 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$71.00	1.37%

Expenses Paid, Amount	$ 71.00
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R3 shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, non-U.S. equity securities posted strong returns, outperforming their U.S. counterparts.Stock selection was the primary contributor to the Fund’s outperformance relative to the Index, consistent with the Fund’s bottom-up investment approach.Within utilities and communication services sectors, stock selection contributed positively to performance relative to the Index. Additionally, stock selection within the Eurozone and the United Kingdom, as well as a zero-weight positioning to India, contributed positively to performance relative to the Index, while stock selection within the materials sector detracted from performance relative to the Index.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class R3	25.21%	8.48%	9.51%
MSCI All Country World ex USA Net Total Return USD Index	24.91%	7.02%	8.38%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TGVRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 5,119,200,000
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 16,300,000
Investment Company, Portfolio Turnover	9.92%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$5,119.2M
Number of Holdings	49
Portfolio Turnover	9.92%
Total Advisory Fee	$16.3M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	2.6
Large Cap (>$12 B)	97.4
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Equity Fund - Class R4
Shareholder Report [Line Items]
Fund Name	Thornburg International Equity Fund
Class Name	CLASS: R4
Trading Symbol	THVRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg International Equity Fund Class R4 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$60.00	1.16%

Expenses Paid, Amount	$ 60.00
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R4 shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, non-U.S. equity securities posted strong returns, outperforming their U.S. counterparts.Stock selection was the primary contributor to the Fund’s outperformance relative to the Index, consistent with the Fund’s bottom-up investment approach.Within utilities and communication services sectors, stock selection contributed positively to performance relative to the Index. Additionally, stock selection within the Eurozone and the United Kingdom, as well as a zero-weight positioning to India, contributed positively to performance relative to the Index, while stock selection within the materials sector detracted from performance relative to the Index.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class R4	25.48%	8.71%	9.73%
MSCI All Country World ex USA Net Total Return USD Index	24.91%	7.02%	8.38%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/THVRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 5,119,200,000
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 16,300,000
Investment Company, Portfolio Turnover	9.92%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$5,119.2M
Number of Holdings	49
Portfolio Turnover	9.92%
Total Advisory Fee	$16.3M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	2.6
Large Cap (>$12 B)	97.4
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Equity Fund - Class R5
Shareholder Report [Line Items]
Fund Name	Thornburg International Equity Fund
Class Name	CLASS: R5
Trading Symbol	TIVRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg International Equity Fund Class R5 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$47.00	0.90%

Expenses Paid, Amount	$ 47.00
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R5 shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, non-U.S. equity securities posted strong returns, outperforming their U.S. counterparts.Stock selection was the primary contributor to the Fund’s outperformance relative to the Index, consistent with the Fund’s bottom-up investment approach.Within utilities and communication services sectors, stock selection contributed positively to performance relative to the Index. Additionally, stock selection within the Eurozone and the United Kingdom, as well as a zero-weight positioning to India, contributed positively to performance relative to the Index, while stock selection within the materials sector detracted from performance relative to the Index.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class R5	25.80%	8.99%	10.02%
MSCI All Country World ex USA Net Total Return USD Index	24.91%	7.02%	8.38%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TIVRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 5,119,200,000
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 16,300,000
Investment Company, Portfolio Turnover	9.92%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$5,119.2M
Number of Holdings	49
Portfolio Turnover	9.92%
Total Advisory Fee	$16.3M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	2.6
Large Cap (>$12 B)	97.4
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Equity Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Thornburg International Equity Fund
Class Name	CLASS: R6
Trading Symbol	TGIRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg International Equity Fund Class R6 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$37.00	0.71%

Expenses Paid, Amount	$ 37.00
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R6 shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, non-U.S. equity securities posted strong returns, outperforming their U.S. counterparts.Stock selection was the primary contributor to the Fund’s outperformance relative to the Index, consistent with the Fund’s bottom-up investment approach.Within utilities and communication services sectors, stock selection contributed positively to performance relative to the Index. Additionally, stock selection within the Eurozone and the United Kingdom, as well as a zero-weight positioning to India, contributed positively to performance relative to the Index, while stock selection within the materials sector detracted from performance relative to the Index.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class R6	26.04%	9.21%	10.24%
MSCI All Country World ex USA Net Total Return USD Index	24.91%	7.02%	8.38%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TGIRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 5,119,200,000
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 16,300,000
Investment Company, Portfolio Turnover	9.92%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$5,119.2M
Number of Holdings	49
Portfolio Turnover	9.92%
Total Advisory Fee	$16.3M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	2.6
Large Cap (>$12 B)	97.4
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Better World International Fund - Class A
Shareholder Report [Line Items]
Fund Name	Thornburg Better World International Fund
Class Name	CLASS: A
Trading Symbol	TBWAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Better World International Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70.00	1.39%

Expenses Paid, Amount	$ 70.00
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares underperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, non-U.S. equity securities posted strong returns, outperforming their U.S. counterparts.The Fund’s stock selection within the health care sector and an overweight positioning to the utilities sector contributed positively to performance relative to the Index. The primary detractors to performance relative to the Index were stock selection within consumer discretionary and information technology sectors, as well as an underweight positioning to the energy sector.From a geographic perspective, strong stock selection within the Eurozone and an underweight positioning to India contributed positively to performance relative to the Index, while selection effects for securities within emerging Asia detracted from performance relative to the Index.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Better World International Fund Class A (with sales charge)	9.23%	4.10%	8.73%
Better World International Fund Class A (without sales charge)	14.40%	5.07%	9.23%
MSCI All Country World ex USA Net Total Return USD Index	24.91%	7.02%	8.38%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fbwi/TBWAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 469,100,000
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 2,100,000
Investment Company, Portfolio Turnover	34.41%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$469.1M
Number of Holdings	50
Portfolio Turnover	34.41%
Total Advisory Fee	$2.1M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	7.1
Large Cap (>$12 B)	92.9
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Better World International Fund - Class C
Shareholder Report [Line Items]
Fund Name	Thornburg Better World International Fund
Class Name	CLASS: C
Trading Symbol	TBWCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Better World International Fund Class C Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$105.00	2.11%

Expenses Paid, Amount	$ 105.00
Expense Ratio, Percent	2.11%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares underperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, non-U.S. equity securities posted strong returns, outperforming their U.S. counterparts.The Fund’s stock selection within the health care sector and an overweight positioning to the utilities sector contributed positively to performance relative to the Index. The primary detractors to performance relative to the Index were stock selection within consumer discretionary and information technology sectors, as well as an underweight positioning to the energy sector.From a geographic perspective, strong stock selection within the Eurozone and an underweight positioning to India contributed positively to performance relative to the Index, while selection effects for securities within emerging Asia detracted from performance relative to the Index.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Better World International Fund Class C (with sales charge)	12.55%	4.28%	8.52%
Better World International Fund Class C (without sales charge)	13.55%	4.28%	8.52%
MSCI All Country World ex USA Net Total Return USD Index	24.91%	7.02%	8.38%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fbwi/TBWCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 469,100,000
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 2,100,000
Investment Company, Portfolio Turnover	34.41%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$469.1M
Number of Holdings	50
Portfolio Turnover	34.41%
Total Advisory Fee	$2.1M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	7.1
Large Cap (>$12 B)	92.9
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Better World International Fund - Class I
Shareholder Report [Line Items]
Fund Name	Thornburg Better World International Fund
Class Name	CLASS: I
Trading Symbol	TBWIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Better World International Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45.00	0.90%

Expenses Paid, Amount	$ 45.00
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares underperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, non-U.S. equity securities posted strong returns, outperforming their U.S. counterparts.The Fund’s stock selection within the health care sector and an overweight positioning to the utilities sector contributed positively to performance relative to the Index. The primary detractors to performance relative to the Index were stock selection within consumer discretionary and information technology sectors, as well as an underweight positioning to the energy sector.From a geographic perspective, strong stock selection within the Eurozone and an underweight positioning to India contributed positively to performance relative to the Index, while selection effects for securities within emerging Asia detracted from performance relative to the Index.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Better World International Fund Class I	14.94%	5.62%	9.92%
MSCI All Country World ex USA Net Total Return USD Index	24.91%	7.02%	8.38%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fbwi/TBWIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 469,100,000
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 2,100,000
Investment Company, Portfolio Turnover	34.41%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$469.1M
Number of Holdings	50
Portfolio Turnover	34.41%
Total Advisory Fee	$2.1M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	7.1
Large Cap (>$12 B)	92.9
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Thornburg International Growth Fund
Class Name	CLASS: A
Trading Symbol	TIGAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg International Growth Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65.00	1.35%

Expenses Paid, Amount	$ 65.00
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares underperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, non-U.S. equity securities posted strong returns, outperforming their U.S. counterparts.The Fund’s underperformance relative to the Index during the period was primarily attributable to stock selection, while negative allocation effects by sector and geography further detracted from performance relative to the Index. These effects offset positive currency impacts, which partially mitigated the Fund’s relative underperformance.During the period, overweight positionings to health care and information technology sectors contributed positively to performance relative to the Index, with favorable stock selection in the former and mildly adverse selection effects in the latter. Stock selection within consumer discretionary and communication services sectors detracted from performance relative to the Index.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class A (with sales charge)	2.78%	-2.32%	4.73%
International Growth Fund Class A (without sales charge)	7.62%	-1.42%	5.21%
MSCI All Country World ex USA Growth Net Total Return USD Index	18.77%	3.26%	7.56%
MSCI All Country World ex USA Net Total Return USD Index	24.91%	7.02%	8.38%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TIGAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 630,600,000
Holdings Count | Holdings	48
Advisory Fees Paid, Amount	$ 2,900,000
Investment Company, Portfolio Turnover	23.90%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$630.6M
Number of Holdings	48
Portfolio Turnover	23.90%
Total Advisory Fee	$2.9M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.2
Mid Cap ($2.5-12 B)	12.7
Large Cap (>$12 B)	85.1
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Thornburg International Growth Fund
Class Name	CLASS: C
Trading Symbol	TIGCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg International Growth Fund Class C Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$115.00	2.38%

Expenses Paid, Amount	$ 115.00
Expense Ratio, Percent	2.38%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares underperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, non-U.S. equity securities posted strong returns, outperforming their U.S. counterparts.The Fund’s underperformance relative to the Index during the period was primarily attributable to stock selection, while negative allocation effects by sector and geography further detracted from performance relative to the Index. These effects offset positive currency impacts, which partially mitigated the Fund’s relative underperformance.During the period, overweight positionings to health care and information technology sectors contributed positively to performance relative to the Index, with favorable stock selection in the former and mildly adverse selection effects in the latter. Stock selection within consumer discretionary and communication services sectors detracted from performance relative to the Index.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class C (with sales charge)	5.56%	-2.34%	4.32%
International Growth Fund Class C (without sales charge)	6.56%	-2.34%	4.32%
MSCI All Country World ex USA Growth Net Total Return USD Index	18.77%	3.26%	7.56%
MSCI All Country World ex USA Net Total Return USD Index	24.91%	7.02%	8.38%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TIGCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 630,600,000
Holdings Count | Holdings	48
Advisory Fees Paid, Amount	$ 2,900,000
Investment Company, Portfolio Turnover	23.90%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$630.6M
Number of Holdings	48
Portfolio Turnover	23.90%
Total Advisory Fee	$2.9M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.2
Mid Cap ($2.5-12 B)	12.7
Large Cap (>$12 B)	85.1
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	Thornburg International Growth Fund
Class Name	CLASS: I
Trading Symbol	TINGX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg International Growth Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48.00	0.99%

Expenses Paid, Amount	$ 48.00
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares underperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, non-U.S. equity securities posted strong returns, outperforming their U.S. counterparts.The Fund’s underperformance relative to the Index during the period was primarily attributable to stock selection, while negative allocation effects by sector and geography further detracted from performance relative to the Index. These effects offset positive currency impacts, which partially mitigated the Fund’s relative underperformance.During the period, overweight positionings to health care and information technology sectors contributed positively to performance relative to the Index, with favorable stock selection in the former and mildly adverse selection effects in the latter. Stock selection within consumer discretionary and communication services sectors detracted from performance relative to the Index.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class I	8.04%	-1.05%	5.59%
MSCI All Country World ex USA Growth Net Total Return USD Index	18.77%	3.26%	7.56%
MSCI All Country World ex USA Net Total Return USD Index	24.91%	7.02%	8.38%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TINGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 630,600,000
Holdings Count | Holdings	48
Advisory Fees Paid, Amount	$ 2,900,000
Investment Company, Portfolio Turnover	23.90%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$630.6M
Number of Holdings	48
Portfolio Turnover	23.90%
Total Advisory Fee	$2.9M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.2
Mid Cap ($2.5-12 B)	12.7
Large Cap (>$12 B)	85.1
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Growth Fund - Class R3
Shareholder Report [Line Items]
Fund Name	Thornburg International Growth Fund
Class Name	CLASS: R3
Trading Symbol	TIGVX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg International Growth Fund Class R3 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$73.00	1.50%

Expenses Paid, Amount	$ 73.00
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R3 shares underperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, non-U.S. equity securities posted strong returns, outperforming their U.S. counterparts.The Fund’s underperformance relative to the Index during the period was primarily attributable to stock selection, while negative allocation effects by sector and geography further detracted from performance relative to the Index. These effects offset positive currency impacts, which partially mitigated the Fund’s relative underperformance.During the period, overweight positionings to health care and information technology sectors contributed positively to performance relative to the Index, with favorable stock selection in the former and mildly adverse selection effects in the latter. Stock selection within consumer discretionary and communication services sectors detracted from performance relative to the Index.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class R3	7.50%	-1.54%	5.07%
MSCI All Country World ex USA Growth Net Total Return USD Index	18.77%	3.26%	7.56%
MSCI All Country World ex USA Net Total Return USD Index	24.91%	7.02%	8.38%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TIGVX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 630,600,000
Holdings Count | Holdings	48
Advisory Fees Paid, Amount	$ 2,900,000
Investment Company, Portfolio Turnover	23.90%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$630.6M
Number of Holdings	48
Portfolio Turnover	23.90%
Total Advisory Fee	$2.9M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.2
Mid Cap ($2.5-12 B)	12.7
Large Cap (>$12 B)	85.1
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Growth Fund - Class R4
Shareholder Report [Line Items]
Fund Name	Thornburg International Growth Fund
Class Name	CLASS: R4
Trading Symbol	TINVX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg International Growth Fund Class R4 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$66.00	1.36%

Expenses Paid, Amount	$ 66.00
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R4 shares underperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, non-U.S. equity securities posted strong returns, outperforming their U.S. counterparts.The Fund’s underperformance relative to the Index during the period was primarily attributable to stock selection, while negative allocation effects by sector and geography further detracted from performance relative to the Index. These effects offset positive currency impacts, which partially mitigated the Fund’s relative underperformance.During the period, overweight positionings to health care and information technology sectors contributed positively to performance relative to the Index, with favorable stock selection in the former and mildly adverse selection effects in the latter. Stock selection within consumer discretionary and communication services sectors detracted from performance relative to the Index.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class R4	7.62%	-1.46%	5.16%
MSCI All Country World ex USA Growth Net Total Return USD Index	18.77%	3.26%	7.56%
MSCI All Country World ex USA Net Total Return USD Index	24.91%	7.02%	8.38%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TINVX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 630,600,000
Holdings Count | Holdings	48
Advisory Fees Paid, Amount	$ 2,900,000
Investment Company, Portfolio Turnover	23.90%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$630.6M
Number of Holdings	48
Portfolio Turnover	23.90%
Total Advisory Fee	$2.9M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.2
Mid Cap ($2.5-12 B)	12.7
Large Cap (>$12 B)	85.1
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Growth Fund - Class R5
Shareholder Report [Line Items]
Fund Name	Thornburg International Growth Fund
Class Name	CLASS: R5
Trading Symbol	TINFX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg International Growth Fund Class R5 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$48.00	0.99%

Expenses Paid, Amount	$ 48.00
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R5 shares underperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, non-U.S. equity securities posted strong returns, outperforming their U.S. counterparts.The Fund’s underperformance relative to the Index during the period was primarily attributable to stock selection, while negative allocation effects by sector and geography further detracted from performance relative to the Index. These effects offset positive currency impacts, which partially mitigated the Fund’s relative underperformance.During the period, overweight positionings to health care and information technology sectors contributed positively to performance relative to the Index, with favorable stock selection in the former and mildly adverse selection effects in the latter. Stock selection within consumer discretionary and communication services sectors detracted from performance relative to the Index.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class R5	8.00%	-1.06%	5.59%
MSCI All Country World ex USA Growth Net Total Return USD Index	18.77%	3.26%	7.56%
MSCI All Country World ex USA Net Total Return USD Index	24.91%	7.02%	8.38%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TINFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 630,600,000
Holdings Count | Holdings	48
Advisory Fees Paid, Amount	$ 2,900,000
Investment Company, Portfolio Turnover	23.90%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$630.6M
Number of Holdings	48
Portfolio Turnover	23.90%
Total Advisory Fee	$2.9M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.2
Mid Cap ($2.5-12 B)	12.7
Large Cap (>$12 B)	85.1
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Growth Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Thornburg International Growth Fund
Class Name	CLASS: R6
Trading Symbol	THGIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg International Growth Fund Class R6 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44.00	0.90%

Expenses Paid, Amount	$ 44.00
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R6 shares underperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, non-U.S. equity securities posted strong returns, outperforming their U.S. counterparts.The Fund’s underperformance relative to the Index during the period was primarily attributable to stock selection, while negative allocation effects by sector and geography further detracted from performance relative to the Index. These effects offset positive currency impacts, which partially mitigated the Fund’s relative underperformance.During the period, overweight positionings to health care and information technology sectors contributed positively to performance relative to the Index, with favorable stock selection in the former and mildly adverse selection effects in the latter. Stock selection within consumer discretionary and communication services sectors detracted from performance relative to the Index.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class R6	8.12%	-0.95%	5.70%
MSCI All Country World ex USA Growth Net Total Return USD Index	18.77%	3.26%	7.56%
MSCI All Country World ex USA Net Total Return USD Index	24.91%	7.02%	8.38%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/THGIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 630,600,000
Holdings Count | Holdings	48
Advisory Fees Paid, Amount	$ 2,900,000
Investment Company, Portfolio Turnover	23.90%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$630.6M
Number of Holdings	48
Portfolio Turnover	23.90%
Total Advisory Fee	$2.9M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.2
Mid Cap ($2.5-12 B)	12.7
Large Cap (>$12 B)	85.1
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Developing World Fund Class A
Shareholder Report [Line Items]
Fund Name	Thornburg Developing World Fund
Class Name	CLASS: A
Trading Symbol	THDAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Developing World Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74.00	1.44%

Expenses Paid, Amount	$ 74.00
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares outperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, emerging market equity securities posted strong returns, producing results well ahead of their developed market counterparts.On a sector basis, security selection and an overweight positioning to the consumer staples sector, as well as security selection and an underweight positioning to the communication services sector, detracted from performance relative to the Index. Positive contributors to performance relative to the Index included stock selection within consumer discretionary and industrials sectors.On a geographic basis, an overweight positioning to Latin America, as well as stock selection and an underweight positioning to China, contributed positively to performance relative to the Index, while weaker stock selection in South Africa and India detracted from performance relative to the Index.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class A (with sales charge)	24.39%	-0.30%	6.07%
Developing World Fund Class A (without sales charge)	30.25%	0.62%	6.56%
MSCI Emerging Markets Net Total Return USD Index	29.55%	3.69%	7.80%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fdw/THDAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 586,700,000
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 2,500,000
Investment Company, Portfolio Turnover	14.98%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$586.7M
Number of Holdings	40
Portfolio Turnover	14.98%
Total Advisory Fee	$2.5M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	17.4
Large Cap (>$12 B)	82.7
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Developing World Fund Class C
Shareholder Report [Line Items]
Fund Name	Thornburg Developing World Fund
Class Name	CLASS: C
Trading Symbol	THDCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Developing World Fund Class C Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$120.00	2.33%

Expenses Paid, Amount	$ 120.00
Expense Ratio, Percent	2.33%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares outperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, emerging market equity securities posted strong returns, producing results well ahead of their developed market counterparts.On a sector basis, security selection and an overweight positioning to the consumer staples sector, as well as security selection and an underweight positioning to the communication services sector, detracted from performance relative to the Index. Positive contributors to performance relative to the Index included stock selection within consumer discretionary and industrials sectors.On a geographic basis, an overweight positioning to Latin America, as well as stock selection and an underweight positioning to China, contributed positively to performance relative to the Index, while weaker stock selection in South Africa and India detracted from performance relative to the Index.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class C (with sales charge)	28.05%	-0.22%	5.70%
Developing World Fund Class C (without sales charge)	29.05%	-0.22%	5.70%
MSCI Emerging Markets Net Total Return USD Index	29.55%	3.69%	7.80%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fdw/THDCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 586,700,000
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 2,500,000
Investment Company, Portfolio Turnover	14.98%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$586.7M
Number of Holdings	40
Portfolio Turnover	14.98%
Total Advisory Fee	$2.5M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	17.4
Large Cap (>$12 B)	82.7
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Developing World Fund Class I
Shareholder Report [Line Items]
Fund Name	Thornburg Developing World Fund
Class Name	CLASS: I
Trading Symbol	THDIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Developing World Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54.00	1.04%

Expenses Paid, Amount	$ 54.00
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, emerging market equity securities posted strong returns, producing results well ahead of their developed market counterparts.On a sector basis, security selection and an overweight positioning to the consumer staples sector, as well as security selection and an underweight positioning to the communication services sector, detracted from performance relative to the Index. Positive contributors to performance relative to the Index included stock selection within consumer discretionary and industrials sectors.On a geographic basis, an overweight positioning to Latin America, as well as stock selection and an underweight positioning to China, contributed positively to performance relative to the Index, while weaker stock selection in South Africa and India detracted from performance relative to the Index.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class I	30.73%	1.03%	6.98%
MSCI Emerging Markets Net Total Return USD Index	29.55%	3.69%	7.80%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fdw/THDIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 586,700,000
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 2,500,000
Investment Company, Portfolio Turnover	14.98%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$586.7M
Number of Holdings	40
Portfolio Turnover	14.98%
Total Advisory Fee	$2.5M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	17.4
Large Cap (>$12 B)	82.7
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Developing World Fund Class R5
Shareholder Report [Line Items]
Fund Name	Thornburg Developing World Fund
Class Name	CLASS: R5
Trading Symbol	THDRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Developing World Fund Class R5 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$54.00	1.04%

Expenses Paid, Amount	$ 54.00
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R5 shares outperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, emerging market equity securities posted strong returns, producing results well ahead of their developed market counterparts.On a sector basis, security selection and an overweight positioning to the consumer staples sector, as well as security selection and an underweight positioning to the communication services sector, detracted from performance relative to the Index. Positive contributors to performance relative to the Index included stock selection within consumer discretionary and industrials sectors.On a geographic basis, an overweight positioning to Latin America, as well as stock selection and an underweight positioning to China, contributed positively to performance relative to the Index, while weaker stock selection in South Africa and India detracted from performance relative to the Index

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class R5	30.75%	1.02%	6.97%
MSCI Emerging Markets Net Total Return USD Index	29.55%	3.69%	7.80%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fdw/THDRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 586,700,000
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 2,500,000
Investment Company, Portfolio Turnover	14.98%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$586.7M
Number of Holdings	40
Portfolio Turnover	14.98%
Total Advisory Fee	$2.5M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	17.4
Large Cap (>$12 B)	82.7
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Developing World Fund Class R6
Shareholder Report [Line Items]
Fund Name	Thornburg Developing World Fund
Class Name	CLASS: R6
Trading Symbol	TDWRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Developing World Fund Class R6 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$48.00	0.94%

Expenses Paid, Amount	$ 48.00
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R6 shares outperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026.During the period, emerging market equity securities posted strong returns, producing results well ahead of their developed market counterparts.On a sector basis, security selection and an overweight positioning to the consumer staples sector, as well as security selection and an underweight positioning to the communication services sector, detracted from performance relative to the Index. Positive contributors to performance relative to the Index included stock selection within consumer discretionary and industrials sectors.On a geographic basis, an overweight positioning to Latin America, as well as stock selection and an underweight positioning to China, contributed positively to performance relative to the Index, while weaker stock selection in South Africa and India detracted from performance relative to the Index.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class R6	30.86%	1.13%	7.08%
MSCI Emerging Markets Net Total Return USD Index	29.55%	3.69%	7.80%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fdw/TDWRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 586,700,000
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 2,500,000
Investment Company, Portfolio Turnover	14.98%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$586.7M
Number of Holdings	40
Portfolio Turnover	14.98%
Total Advisory Fee	$2.5M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	17.4
Large Cap (>$12 B)	82.7
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Core Fund - Class A
Shareholder Report [Line Items]
Fund Name	Thornburg American Opportunities Fund
Class Name	CLASS: A
Trading Symbol	TVAFX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg American Opportunities Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69.00	1.36%

Expenses Paid, Amount	$ 69.00
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

During the reporting period, the Fund changed its name, investment goals, principal investment strategies, and benchmark index. On March 23, 2026, the Fund changed its name from Thornburg Small/Mid Cap Core Fund to Thornburg American Opportunities Fund. For the period from October 1, 2025 through March 22, 2026, the Fund’s Class A shares outperformed the Russell 3000 Index – Total Return (the “Former Index”). For the period from March 23, 2026 through March 31, 2026, the Fund’s Class A shares outperformed the S&P 500 Index – Total Return (the “New Index” and, together with the Former Index, each an “Index”). Stock selection was the primary driver of the Fund’s outperformance relative to each Index. The Fund’s stock selection in the industrial and information technology sectors were primary drivers of performance relative to each Index during the period. Stock selection in and underweight allocation to health care detracted from performance relative to each Index.The Fund’s allocation to small- and mid-cap securities (those with a market capitalization under $2.5 billion and those with a market capitalization ranging from $2.5 billion to $12 billion, respectively) negatively contributed to performance relative to each Index, while stock selection within large-cap securities (those with a market capitalization exceeding $12 billion) of the portfolio contributed positively to performance relative to each Index.

Line Graph [Table Text Block]

Cumulative Performance

Effective March 23, 2026, the Fund adopted the S&P 500 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 1000 Value Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
American Opportunities Fund Class A (with sales charge)	9.99%	2.49%	7.76%
American Opportunities Fund Class A (without sales charge)	15.17%	3.44%	8.26%
Russell 1000 Value Index - Total Return	15.87%	9.43%	10.58%
Russell 2500 Index - Total Return	23.45%	5.48%	10.58%
Russell 3000 Index - Total Return	18.09%	10.87%	13.72%
S&P 500 Index - Total Return	17.80%	12.06%	14.16%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVAFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 465,800,000
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 2,100,000
Investment Company, Portfolio Turnover	24.59%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$465.8M
Number of Holdings	43
Portfolio Turnover	24.59%
Total Advisory Fee	$2.1M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	6.1
Mid Cap ($2.5-12 B)	34.8
Large Cap (>$12 B)	59.1
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Core Fund - Class C
Shareholder Report [Line Items]
Fund Name	Thornburg American Opportunities Fund
Class Name	CLASS: C
Trading Symbol	TVCFX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg American Opportunities Fund Class C Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$109.00	2.17%

Expenses Paid, Amount	$ 109.00
Expense Ratio, Percent	2.17%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

During the reporting period, the Fund changed its name, investment goals, principal investment strategies, and benchmark index. On March 23, 2026, the Fund changed its name from Thornburg Small/Mid Cap Core Fund to Thornburg American Opportunities Fund. For the period from October 1, 2025 through March 22, 2026, the Fund’s Class C shares outperformed the Russell 3000 Index – Total Return (the “Former Index”). For the period from March 23, 2026 through March 31, 2026, the Fund’s Class C shares outperformed the S&P 500 Index – Total Return (the “New Index” and, together with the Former Index, each an “Index”). Stock selection was the primary driver of the Fund’s outperformance relative to each Index. The Fund’s stock selection in the industrial and information technology sectors were primary drivers of performance relative to each Index during the period. Stock selection in and underweight allocation to health care detracted from performance relative to each Index.The Fund’s allocation to small- and mid-cap securities (those with a market capitalization under $2.5 billion and those with a market capitalization ranging from $2.5 billion to $12 billion, respectively) negatively contributed to performance relative to each Index, while stock selection within large-cap securities (those with a market capitalization exceeding $12 billion) of the portfolio contributed positively to performance relative to each Index.

Line Graph [Table Text Block]

Cumulative Performance

Effective March 23, 2026, the Fund adopted the S&P 500 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 1000 Value Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
American Opportunities Fund Class C (with sales charge)	13.17%	2.49%	7.33%
American Opportunities Fund Class C (without sales charge)	14.17%	2.49%	7.33%
Russell 1000 Value Index - Total Return	15.87%	9.43%	10.58%
Russell 2500 Index - Total Return	23.45%	5.48%	10.58%
Russell 3000 Index - Total Return	18.09%	10.87%	13.72%
S&P 500 Index - Total Return	17.80%	12.06%	14.16%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVCFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 465,800,000
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 2,100,000
Investment Company, Portfolio Turnover	24.59%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$465.8M
Number of Holdings	43
Portfolio Turnover	24.59%
Total Advisory Fee	$2.1M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	6.1
Mid Cap ($2.5-12 B)	34.8
Large Cap (>$12 B)	59.1
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Core Fund - Class I
Shareholder Report [Line Items]
Fund Name	Thornburg American Opportunities Fund
Class Name	CLASS: I
Trading Symbol	TVIFX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg American Opportunities Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48.00	0.95%

Expenses Paid, Amount	$ 48.00
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

During the reporting period, the Fund changed its name, investment goals, principal investment strategies, and benchmark index. On March 23, 2026, the Fund changed its name from Thornburg Small/Mid Cap Core Fund to Thornburg American Opportunities Fund. For the period from October 1, 2025 through March 22, 2026, the Fund’s Class I shares outperformed the Russell 3000 Index – Total Return (the “Former Index”). For the period from March 23, 2026 through March 31, 2026, the Fund’s Class I shares outperformed the S&P 500 Index – Total Return (the “New Index” and, together with the Former Index, each an “Index”). Stock selection was the primary driver of the Fund’s outperformance relative to each Index. The Fund’s stock selection in the industrial and information technology sectors were primary drivers of performance relative to each Index during the period. Stock selection in and underweight allocation to health care detracted from performance relative to each Index.The Fund’s allocation to small- and mid-cap securities (those with a market capitalization under $2.5 billion and those with a market capitalization ranging from $2.5 billion to $12 billion, respectively) negatively contributed to performance relative to each Index, while stock selection within large-cap securities (those with a market capitalization exceeding $12 billion) of the portfolio contributed positively to performance relative to each Index.

Line Graph [Table Text Block]

Cumulative Performance

Effective March 23, 2026, the Fund adopted the S&P 500 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 1000 Value Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
American Opportunities Fund Class I	15.67%	3.87%	8.67%
Russell 1000 Value Index - Total Return	15.87%	9.43%	10.58%
Russell 2500 Index - Total Return	23.45%	5.48%	10.58%
Russell 3000 Index - Total Return	18.09%	10.87%	13.72%
S&P 500 Index - Total Return	17.80%	12.06%	14.16%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVIFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 465,800,000
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 2,100,000
Investment Company, Portfolio Turnover	24.59%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$465.8M
Number of Holdings	43
Portfolio Turnover	24.59%
Total Advisory Fee	$2.1M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	6.1
Mid Cap ($2.5-12 B)	34.8
Large Cap (>$12 B)	59.1
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Core Fund - Class R3
Shareholder Report [Line Items]
Fund Name	Thornburg American Opportunities Fund
Class Name	CLASS: R3
Trading Symbol	TVRFX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg American Opportunities Fund Class R3 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$68.00	1.35%

Expenses Paid, Amount	$ 68.00
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

During the reporting period, the Fund changed its name, investment goals, principal investment strategies, and benchmark index. On March 23, 2026, the Fund changed its name from Thornburg Small/Mid Cap Core Fund to Thornburg American Opportunities Fund. For the period from October 1, 2025 through March 22, 2026, the Fund’s Class R3 shares outperformed the Russell 3000 Index – Total Return (the “Former Index”). For the period from March 23, 2026 through March 31, 2026, the Fund’s Class R3 shares outperformed the S&P 500 Index – Total Return (the “New Index” and, together with the Former Index, each an “Index”). Stock selection was the primary driver of the Fund’s outperformance relative to each Index. The Fund’s stock selection in the industrial and information technology sectors were primary drivers of performance relative to each Index during the period. Stock selection in and underweight allocation to health care detracted from performance relative to each Index.The Fund’s allocation to small- and mid-cap securities (those with a market capitalization under $2.5 billion and those with a market capitalization ranging from $2.5 billion to $12 billion, respectively) negatively contributed to performance relative to each Index, while stock selection within large-cap securities (those with a market capitalization exceeding $12 billion) of the portfolio contributed positively to performance relative to each Index.

Line Graph [Table Text Block]

Cumulative Performance

Effective March 23, 2026, the Fund adopted the S&P 500 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 1000 Value Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
American Opportunities Fund Class R3	15.24%	3.49%	8.28%
Russell 1000 Value Index - Total Return	15.87%	9.43%	10.58%
Russell 2500 Index - Total Return	23.45%	5.48%	10.58%
Russell 3000 Index - Total Return	18.09%	10.87%	13.72%
S&P 500 Index - Total Return	17.80%	12.06%	14.16%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVRFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 465,800,000
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 2,100,000
Investment Company, Portfolio Turnover	24.59%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$465.8M
Number of Holdings	43
Portfolio Turnover	24.59%
Total Advisory Fee	$2.1M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	6.1
Mid Cap ($2.5-12 B)	34.8
Large Cap (>$12 B)	59.1
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Core Fund - Class R4
Shareholder Report [Line Items]
Fund Name	Thornburg American Opportunities Fund
Class Name	CLASS: R4
Trading Symbol	TVIRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg American Opportunities Fund Class R4 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$61.00	1.20%

Expenses Paid, Amount	$ 61.00
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

During the reporting period, the Fund changed its name, investment goals, principal investment strategies, and benchmark index. On March 23, 2026, the Fund changed its name from Thornburg Small/Mid Cap Core Fund to Thornburg American Opportunities Fund. For the period from October 1, 2025 through March 22, 2026, the Fund’s Class R4 shares outperformed the Russell 3000 Index – Total Return (the “Former Index”). For the period from March 23, 2026 through March 31, 2026, the Fund’s Class R4 shares outperformed the S&P 500 Index – Total Return (the “New Index” and, together with the Former Index, each an “Index”). Stock selection was the primary driver of the Fund’s outperformance relative to each Index. The Fund’s stock selection in the industrial and information technology sectors were primary drivers of performance relative to each Index during the period. Stock selection in and underweight allocation to health care detracted from performance relative to each Index.The Fund’s allocation to small- and mid-cap securities (those with a market capitalization under $2.5 billion and those with a market capitalization ranging from $2.5 billion to $12 billion, respectively) negatively contributed to performance relative to each Index, while stock selection within large-cap securities (those with a market capitalization exceeding $12 billion) of the portfolio contributed positively to performance relative to each Index.

Line Graph [Table Text Block]

Cumulative Performance

Effective March 23, 2026, the Fund adopted the S&P 500 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 1000 Value Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
American Opportunities Fund Class R4	15.38%	3.60%	8.39%
Russell 1000 Value Index - Total Return	15.87%	9.43%	10.58%
Russell 2500 Index - Total Return	23.45%	5.48%	10.58%
Russell 3000 Index - Total Return	18.09%	10.87%	13.72%
S&P 500 Index - Total Return	17.80%	12.06%	14.16%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVIRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 465,800,000
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 2,100,000
Investment Company, Portfolio Turnover	24.59%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$465.8M
Number of Holdings	43
Portfolio Turnover	24.59%
Total Advisory Fee	$2.1M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	6.1
Mid Cap ($2.5-12 B)	34.8
Large Cap (>$12 B)	59.1
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Core Fund - Class R5
Shareholder Report [Line Items]
Fund Name	Thornburg American Opportunities Fund
Class Name	CLASS: R5
Trading Symbol	TVRRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg American Opportunities Fund Class R5 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$48.00	0.95%

Expenses Paid, Amount	$ 48.00
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

During the reporting period, the Fund changed its name, investment goals, principal investment strategies, and benchmark index. On March 23, 2026, the Fund changed its name from Thornburg Small/Mid Cap Core Fund to Thornburg American Opportunities Fund. For the period from October 1, 2025 through March 22, 2026, the Fund’s Class R5 shares outperformed the Russell 3000 Index – Total Return (the “Former Index”). For the period from March 23, 2026 through March 31, 2026, the Fund’s Class R5 shares outperformed the S&P 500 Index – Total Return (the “New Index” and, together with the Former Index, each an “Index”). Stock selection was the primary driver of the Fund’s outperformance relative to each Index. The Fund’s stock selection in the industrial and information technology sectors were primary drivers of performance relative to each Index during the period. Stock selection in and underweight allocation to health care detracted from performance relative to each Index.The Fund’s allocation to small- and mid-cap securities (those with a market capitalization under $2.5 billion and those with a market capitalization ranging from $2.5 billion to $12 billion, respectively) negatively contributed to performance relative to each Index, while stock selection within large-cap securities (those with a market capitalization exceeding $12 billion) of the portfolio contributed positively to performance relative to each Index.

Line Graph [Table Text Block]

Cumulative Performance

Effective March 23, 2026, the Fund adopted the S&P 500 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 1000 Value Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
American Opportunities Fund Class R5	15.68%	3.86%	8.67%
Russell 1000 Value Index - Total Return	15.87%	9.43%	10.58%
Russell 2500 Index - Total Return	23.45%	5.48%	10.58%
Russell 3000 Index - Total Return	18.09%	10.87%	13.72%
S&P 500 Index - Total Return	17.80%	12.06%	14.16%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVRRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 465,800,000
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 2,100,000
Investment Company, Portfolio Turnover	24.59%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$465.8M
Number of Holdings	43
Portfolio Turnover	24.59%
Total Advisory Fee	$2.1M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	6.1
Mid Cap ($2.5-12 B)	34.8
Large Cap (>$12 B)	59.1
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg American Opportunities Fund ETF Class
Shareholder Report [Line Items]
Fund Name	Thornburg American Opportunities Fund
Class Name	CLASS: ETF
Trading Symbol	TAOZ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg American Opportunities Fund Class ETF Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ETF	$0.00	0.00%

Expenses Paid, Amount	$ 0.00
Expense Ratio, Percent	0.00%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	Since Inception
American Opportunities Fund Class ETF	-
Russell 1000 Value Index - Total Return	2.12%
Russell 2500 Index - Total Return	3.49%
Russell 3000 Index - Total Return	2.96%
S&P 500 Index - Total Return	2.92%

Prior Market Index Comparison [Text Block]

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TAOZ or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 465,800,000
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 2,100,000
Investment Company, Portfolio Turnover	24.59%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$465.8M
Number of Holdings	43
Portfolio Turnover	24.59%
Total Advisory Fee	$2.1M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	6.1
Mid Cap ($2.5-12 B)	34.8
Large Cap (>$12 B)	59.1
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Thornburg Focus Growth Fund
Class Name	CLASS: A
Trading Symbol	THCGX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Focus Growth Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69.00	1.41%

Expenses Paid, Amount	$ 69.00
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

During the reporting period, the Fund changed its name, principal investment strategies, and benchmark index. On March 23, 2026, the Fund changed its name from Thornburg Small/Mid Cap Growth Fund to Thornburg Focus Growth Fund. For the period from October 1, 2025 through March 22, 2026, the Fund’s Class A shares underperformed the Russell 3000 Index – Total Return. For the period from March 23, 2026 through March 31, 2026, the Fund’s Class A shares outperformed the Russell 1000 Index – Total Return.The following commentary will focus on the period in comparison to the Russell 3000 Index – Total Return (the “Index”).Stock selection was the primary driver of the Fund’s underperformance relative to the Index. The Fund’s stock selection in the consumer staples and information technology sectors detracted from performance relative to the Index. Stock selection and an overweight allocation to the industrials sector also hampered performance relative to the Index.The Fund’s allocation to small- and mid-cap securities (those with a market capitalization under $2.5 billion and those with a market capitalization ranging from $2.5 billion to $12 billion, respectively) negatively contributed to performance, while stock selection within large-cap securities (those with a market capitalization exceeding $12 billion) of the portfolio contributed positively to performance relative to the Index.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Focus Growth Fund Class A (with sales charge)	9.07%	-2.60%	6.84%
Focus Growth Fund Class A (without sales charge)	14.23%	-1.70%	7.33%
Russell 2500 Growth Index - Total Return	19.31%	1.75%	10.46%
Russell 1000 Growth Index - Total Return	18.81%	12.76%	16.83%
Russell 1000 Index - Total Return	17.74%	11.34%	13.97%
Russell 3000 Index - Total Return	18.09%	10.87%	13.72%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/THCGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 195,300,000
Holdings Count | Holdings	63
Advisory Fees Paid, Amount	$ 900,000
Investment Company, Portfolio Turnover	38.38%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$195.3M
Number of Holdings	63
Portfolio Turnover	38.38%
Total Advisory Fee	$0.9M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	4.0
Mid Cap ($2.5-12 B)	43.4
Large Cap (>$12 B)	52.6
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Thornburg Focus Growth Fund
Class Name	CLASS: C
Trading Symbol	TCGCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Focus Growth Fund Class C Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107.00	2.20%

Expenses Paid, Amount	$ 107.00
Expense Ratio, Percent	2.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

During the reporting period, the Fund changed its name, principal investment strategies, and benchmark index. On March 23, 2026, the Fund changed its name from Thornburg Small/Mid Cap Growth Fund to Thornburg Focus Growth Fund. For the period from October 1, 2025 through March 22, 2026, the Fund’s Class C shares underperformed the Russell 3000 Index – Total Return. For the period from March 23, 2026 through March 31, 2026, the Fund’s Class C shares outperformed the Russell 1000 Index – Total Return.The following commentary will focus on the period in comparison to the Russell 3000 Index – Total Return (the “Index”).Stock selection was the primary driver of the Fund’s underperformance relative to the Index. The Fund’s stock selection in the consumer staples and information technology sectors detracted from performance relative to the Index. Stock selection and an overweight allocation to the industrials sector also hampered performance relative to the Index.The Fund’s allocation to small- and mid-cap securities (those with a market capitalization under $2.5 billion and those with a market capitalization ranging from $2.5 billion to $12 billion, respectively) negatively contributed to performance, while stock selection within large-cap securities (those with a market capitalization exceeding $12 billion) of the portfolio contributed positively to performance relative to the Index.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Focus Growth Fund Class C (with sales charge)	12.32%	-2.56%	6.44%
Focus Growth Fund Class C (without sales charge)	13.32%	-2.56%	6.44%
Russell 2500 Growth Index - Total Return	19.31%	1.75%	10.46%
Russell 1000 Growth Index - Total Return	18.81%	12.76%	16.83%
Russell 1000 Index - Total Return	17.74%	11.34%	13.97%
Russell 3000 Index - Total Return	18.09%	10.87%	13.72%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/TCGCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 195,300,000
Holdings Count | Holdings	63
Advisory Fees Paid, Amount	$ 900,000
Investment Company, Portfolio Turnover	38.38%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$195.3M
Number of Holdings	63
Portfolio Turnover	38.38%
Total Advisory Fee	$0.9M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	4.0
Mid Cap ($2.5-12 B)	43.4
Large Cap (>$12 B)	52.6
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	Thornburg Focus Growth Fund
Class Name	CLASS: I
Trading Symbol	THIGX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Focus Growth Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46.00	0.95%

Expenses Paid, Amount	$ 46.00
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

During the reporting period, the Fund changed its name, principal investment strategies, and benchmark index. On March 23, 2026, the Fund changed its name from Thornburg Small/Mid Cap Growth Fund to Thornburg Focus Growth Fund. For the period from October 1, 2025 through March 22, 2026, the Fund’s Class I shares underperformed the Russell 3000 Index – Total Return. For the period from March 23, 2026 through March 31, 2026, the Fund’s Class I shares outperformed the Russell 1000 Index – Total Return.The following commentary will focus on the period in comparison to the Russell 3000 Index – Total Return (the “Index”).Stock selection was the primary driver of the Fund’s underperformance relative to the Index. The Fund’s stock selection in the consumer staples and information technology sectors detracted from performance relative to the Index. Stock selection and an overweight allocation to the industrials sector also hampered performance relative to the Index.The Fund’s allocation to small- and mid-cap securities (those with a market capitalization under $2.5 billion and those with a market capitalization ranging from $2.5 billion to $12 billion, respectively) negatively contributed to performance, while stock selection within large-cap securities (those with a market capitalization exceeding $12 billion) of the portfolio contributed positively to performance relative to the Index.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Focus Growth Fund Class I	14.80%	-1.25%	7.78%
Russell 2500 Growth Index - Total Return	19.31%	1.75%	10.46%
Russell 1000 Growth Index - Total Return	18.81%	12.76%	16.83%
Russell 1000 Index - Total Return	17.74%	11.34%	13.97%
Russell 3000 Index - Total Return	18.09%	10.87%	13.72%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/THIGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 195,300,000
Holdings Count | Holdings	63
Advisory Fees Paid, Amount	$ 900,000
Investment Company, Portfolio Turnover	38.38%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$195.3M
Number of Holdings	63
Portfolio Turnover	38.38%
Total Advisory Fee	$0.9M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	4.0
Mid Cap ($2.5-12 B)	43.4
Large Cap (>$12 B)	52.6
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Growth Fund - Class R3
Shareholder Report [Line Items]
Fund Name	Thornburg Focus Growth Fund
Class Name	CLASS: R3
Trading Symbol	THCRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Focus Growth Fund Class R3 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$71.00	1.45%

Expenses Paid, Amount	$ 71.00
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

During the reporting period, the Fund changed its name, principal investment strategies, and benchmark index. On March 23, 2026, the Fund changed its name from Thornburg Small/Mid Cap Growth Fund to Thornburg Focus Growth Fund. For the period from October 1, 2025 through March 22, 2026, the Fund’s Class R3 shares underperformed the Russell 3000 Index – Total Return. For the period from March 23, 2026 through March 31, 2026, the Fund’s Class R3 shares outperformed the Russell 1000 Index – Total Return.The following commentary will focus on the period in comparison to the Russell 3000 Index – Total Return (the “Index”).Stock selection was the primary driver of the Fund’s underperformance relative to the Index. The Fund’s stock selection in the consumer staples and information technology sectors detracted from performance relative to the Index. Stock selection and an overweight allocation to the industrials sector also hampered performance relative to the Index.The Fund’s allocation to small- and mid-cap securities (those with a market capitalization under $2.5 billion and those with a market capitalization ranging from $2.5 billion to $12 billion, respectively) negatively contributed to performance, while stock selection within large-cap securities (those with a market capitalization exceeding $12 billion) of the portfolio contributed positively to performance relative to the Index.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Focus Growth Fund Class R3	14.18%	-1.75%	7.23%
Russell 2500 Growth Index - Total Return	19.31%	1.75%	10.46%
Russell 1000 Growth Index - Total Return	18.81%	12.76%	16.83%
Russell 1000 Index - Total Return	17.74%	11.34%	13.97%
Russell 3000 Index - Total Return	18.09%	10.87%	13.72%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/THCRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 195,300,000
Holdings Count | Holdings	63
Advisory Fees Paid, Amount	$ 900,000
Investment Company, Portfolio Turnover	38.38%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$195.3M
Number of Holdings	63
Portfolio Turnover	38.38%
Total Advisory Fee	$0.9M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	4.0
Mid Cap ($2.5-12 B)	43.4
Large Cap (>$12 B)	52.6
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Growth Fund - Class R4
Shareholder Report [Line Items]
Fund Name	Thornburg Focus Growth Fund
Class Name	CLASS: R4
Trading Symbol	TCGRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Focus Growth Fund Class R4 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$63.00	1.29%

Expenses Paid, Amount	$ 63.00
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

During the reporting period, the Fund changed its name, principal investment strategies, and benchmark index. On March 23, 2026, the Fund changed its name from Thornburg Small/Mid Cap Growth Fund to Thornburg Focus Growth Fund. For the period from October 1, 2025 through March 22, 2026, the Fund’s Class R4 shares underperformed the Russell 3000 Index – Total Return. For the period from March 23, 2026 through March 31, 2026, the Fund’s Class R4 shares outperformed the Russell 1000 Index – Total Return.The following commentary will focus on the period in comparison to the Russell 3000 Index – Total Return (the “Index”).Stock selection was the primary driver of the Fund’s underperformance relative to the Index. The Fund’s stock selection in the consumer staples and information technology sectors detracted from performance relative to the Index. Stock selection and an overweight allocation to the industrials sector also hampered performance relative to the Index.The Fund’s allocation to small- and mid-cap securities (those with a market capitalization under $2.5 billion and those with a market capitalization ranging from $2.5 billion to $12 billion, respectively) negatively contributed to performance, while stock selection within large-cap securities (those with a market capitalization exceeding $12 billion) of the portfolio contributed positively to performance relative to the Index.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Focus Growth Fund Class R4	14.34%	-1.65%	7.34%
Russell 2500 Growth Index - Total Return	19.31%	1.75%	10.46%
Russell 1000 Growth Index - Total Return	18.81%	12.76%	16.83%
Russell 1000 Index - Total Return	17.74%	11.34%	13.97%
Russell 3000 Index - Total Return	18.09%	10.87%	13.72%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/TCGRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 195,300,000
Holdings Count | Holdings	63
Advisory Fees Paid, Amount	$ 900,000
Investment Company, Portfolio Turnover	38.38%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$195.3M
Number of Holdings	63
Portfolio Turnover	38.38%
Total Advisory Fee	$0.9M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	4.0
Mid Cap ($2.5-12 B)	43.4
Large Cap (>$12 B)	52.6
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Growth Fund - Class R5
Shareholder Report [Line Items]
Fund Name	Thornburg Focus Growth Fund
Class Name	CLASS: R5
Trading Symbol	THGRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Focus Growth Fund Class R5 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$46.00	0.95%

Expenses Paid, Amount	$ 46.00
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

During the reporting period, the Fund changed its name, principal investment strategies, and benchmark index. On March 23, 2026, the Fund changed its name from Thornburg Small/Mid Cap Growth Fund to Thornburg Focus Growth Fund. For the period from October 1, 2025 through March 22, 2026, the Fund’s Class R5 shares underperformed the Russell 3000 Index – Total Return. For the period from March 23, 2026 through March 31, 2026, the Fund’s Class R5 shares outperformed the Russell 1000 Index – Total Return.The following commentary will focus on the period in comparison to the Russell 3000 Index – Total Return (the “Index”).Stock selection was the primary driver of the Fund’s underperformance relative to the Index. The Fund’s stock selection in the consumer staples and information technology sectors detracted from performance relative to the Index. Stock selection and an overweight allocation to the industrials sector also hampered performance relative to the Index.The Fund’s allocation to small- and mid-cap securities (those with a market capitalization under $2.5 billion and those with a market capitalization ranging from $2.5 billion to $12 billion, respectively) negatively contributed to performance, while stock selection within large-cap securities (those with a market capitalization exceeding $12 billion) of the portfolio contributed positively to performance relative to the Index.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Focus Growth Fund Class R5	14.79%	-1.25%	7.78%
Russell 2500 Growth Index - Total Return	19.31%	1.75%	10.46%
Russell 1000 Growth Index - Total Return	18.81%	12.76%	16.83%
Russell 1000 Index - Total Return	17.74%	11.34%	13.97%
Russell 3000 Index - Total Return	18.09%	10.87%	13.72%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/THGRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 195,300,000
Holdings Count | Holdings	63
Advisory Fees Paid, Amount	$ 900,000
Investment Company, Portfolio Turnover	38.38%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$195.3M
Number of Holdings	63
Portfolio Turnover	38.38%
Total Advisory Fee	$0.9M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	4.0
Mid Cap ($2.5-12 B)	43.4
Large Cap (>$12 B)	52.6
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Small/Mid Cap Growth Fund - ETF Class
Shareholder Report [Line Items]
Fund Name	Thornburg Focus Growth Fund
Class Name	CLASS: ETF
Trading Symbol	TFGZ
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Focus Growth Fund Class ETF Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ETF	$0.00	0.00%

Expenses Paid, Amount	$ 0.00
Expense Ratio, Percent	0.00%
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	Since Inception
Focus Growth Fund Class ETF	-
Russell 1000 Growth Index - Total Return	3.76%
Russell 2500 Growth Index - Total Return	4.52%
Russell 1000 Index - Total Return	2.93%
Russell 3000 Index - Total Return	2.96%

Prior Market Index Comparison [Text Block]

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/TFGZ or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 195,300,000
Holdings Count | Holdings	63
Advisory Fees Paid, Amount	$ 900,000
Investment Company, Portfolio Turnover	38.38%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$195.3M
Number of Holdings	63
Portfolio Turnover	38.38%
Total Advisory Fee	$0.9M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	4.0
Mid Cap ($2.5-12 B)	43.4
Large Cap (>$12 B)	52.6
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Investment Income Builder Fund - Class A
Shareholder Report [Line Items]
Fund Name	Thornburg Investment Income Builder Fund
Class Name	CLASS: A
Trading Symbol	TIBAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60.00	1.10%

Expenses Paid, Amount	$ 60.00
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares outperformed the benchmark composed of 75% MSCI World Net Total Return USD Index and 25% Bloomberg U.S. Aggregate Total Return Index Value USD (the “Blended Index”) during the 6-month period ended March 31, 2026.A general overweight positioning to equity securities and underweight positioning to fixed income securities contributed positively to the Fund’s performance relative to the Blended Index.Within equity securities, the Fund’s emphasis on higher-dividend-paying markets outside the United States and security selection within the information technology and communication services sectors, as well as an overweight positioning to Europe, contributed positively to the Fund’s performance relative to the Blended Index.Within fixed income securities, the Fund’s selection effect, particularly within corporate bonds and securitized segments, contributed positively to the Fund’s performance relative to the Blended Index.

Line Graph [Table Text Block]	Cumulative Performance The Blended Index is composed of 25% Bloomberg U.S. Aggregate Total Return Index Value USD and 75% MSCI World Net Total Return USD Index, rebalanced monthly.
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class A (with sales charge)	31.79%	14.16%	11.25%
Investment Income Builder Fund Class A (without sales charge)	38.00%	15.21%	11.77%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
MSCI World Net Total Return USD Index	18.90%	10.27%	11.80%
Thornburg Investment Income Builder Fund’s Blended Index	15.18%	7.82%	9.37%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 21,114,900,000
Holdings Count | Holdings	328
Advisory Fees Paid, Amount	$ 66,200,000
Investment Company, Portfolio Turnover	5.63%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$21,114.9M
Number of Holdings	328
Portfolio Turnover	5.63%
Total Advisory Fee	$66.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Portfolio Composition	(%)
Foreign Equity	66.2
Domestic Equity	21.4
Domestic Other Bonds	2.6
Domestic Corporate Bonds	2.1
Foreign Bonds	1.7
Other Assets Less Liabilities	6.0
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Investment Income Builder Fund - Class C
Shareholder Report [Line Items]
Fund Name	Thornburg Investment Income Builder Fund
Class Name	CLASS: C
Trading Symbol	TIBCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class C Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100.00	1.85%

Expenses Paid, Amount	$ 100.00
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares outperformed the benchmark composed of 75% MSCI World Net Total Return USD Index and 25% Bloomberg U.S. Aggregate Total Return Index Value USD (the “Blended Index”) during the 6-month period ended March 31, 2026.A general overweight positioning to equity securities and underweight positioning to fixed income securities contributed positively to the Fund’s performance relative to the Blended Index.Within equity securities, the Fund’s emphasis on higher-dividend-paying markets outside the United States and security selection within the information technology and communication services sectors, as well as an overweight positioning to Europe, contributed positively to the Fund’s performance relative to the Blended Index.Within fixed income securities, the Fund’s selection effect, particularly within corporate bonds and securitized segments, contributed positively to the Fund’s performance relative to the Blended Index.

Line Graph [Table Text Block]	Cumulative Performance The Blended Index is composed of 25% Bloomberg U.S. Aggregate Total Return Index Value USD and 75% MSCI World Net Total Return USD Index, rebalanced monthly.
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class C (with sales charge)	36.03%	14.36%	10.94%
Investment Income Builder Fund Class C (without sales charge)	37.03%	14.36%	10.94%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
MSCI World Net Total Return USD Index	18.90%	10.27%	11.80%
Thornburg Investment Income Builder Fund’s Blended Index	15.18%	7.82%	9.37%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 21,114,900,000
Holdings Count | Holdings	328
Advisory Fees Paid, Amount	$ 66,200,000
Investment Company, Portfolio Turnover	5.63%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$21,114.9M
Number of Holdings	328
Portfolio Turnover	5.63%
Total Advisory Fee	$66.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Portfolio Composition	(%)
Foreign Equity	66.2
Domestic Equity	21.4
Domestic Other Bonds	2.6
Domestic Corporate Bonds	2.1
Foreign Bonds	1.7
Other Assets Less Liabilities	6.0
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Investment Income Builder Fund - Class I
Shareholder Report [Line Items]
Fund Name	Thornburg Investment Income Builder Fund
Class Name	CLASS: I
Trading Symbol	TIBIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47.00	0.87%

Expenses Paid, Amount	$ 47.00
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the benchmark composed of 75% MSCI World Net Total Return USD Index and 25% Bloomberg U.S. Aggregate Total Return Index Value USD (the “Blended Index”) during the 6-month period ended March 31, 2026.A general overweight positioning to equity securities and underweight positioning to fixed income securities contributed positively to the Fund’s performance relative to the Blended Index.Within equity securities, the Fund’s emphasis on higher-dividend-paying markets outside the United States and security selection within the information technology and communication services sectors, as well as an overweight positioning to Europe, contributed positively to the Fund’s performance relative to the Blended Index.Within fixed income securities, the Fund’s selection effect, particularly within corporate bonds and securitized segments, contributed positively to the Fund’s performance relative to the Blended Index.

Line Graph [Table Text Block]	Cumulative Performance The Blended Index is composed of 25% Bloomberg U.S. Aggregate Total Return Index Value USD and 75% MSCI World Net Total Return USD Index, rebalanced monthly.
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class I	38.31%	15.48%	12.05%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
MSCI World Net Total Return USD Index	18.90%	10.27%	11.80%
Thornburg Investment Income Builder Fund’s Blended Index	15.18%	7.82%	9.37%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 21,114,900,000
Holdings Count | Holdings	328
Advisory Fees Paid, Amount	$ 66,200,000
Investment Company, Portfolio Turnover	5.63%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$21,114.9M
Number of Holdings	328
Portfolio Turnover	5.63%
Total Advisory Fee	$66.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Portfolio Composition	(%)
Foreign Equity	66.2
Domestic Equity	21.4
Domestic Other Bonds	2.6
Domestic Corporate Bonds	2.1
Foreign Bonds	1.7
Other Assets Less Liabilities	6.0
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Investment Income Builder Fund - Class R3
Shareholder Report [Line Items]
Fund Name	Thornburg Investment Income Builder Fund
Class Name	CLASS: R3
Trading Symbol	TIBRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class R3 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$81.00	1.50%

Expenses Paid, Amount	$ 81.00
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R3 shares outperformed the benchmark composed of 75% MSCI World Net Total Return USD Index and 25% Bloomberg U.S. Aggregate Total Return Index Value USD (the “Blended Index”) during the 6-month period ended March 31, 2026.A general overweight positioning to equity securities and underweight positioning to fixed income securities contributed positively to the Fund’s performance relative to the Blended Index.Within equity securities, the Fund’s emphasis on higher-dividend-paying markets outside the United States and security selection within the information technology and communication services sectors, as well as an overweight positioning to Europe, contributed positively to the Fund’s performance relative to the Blended Index.Within fixed income securities, the Fund’s selection effect, particularly within corporate bonds and securitized segments, contributed positively to the Fund’s performance relative to the Blended Index.

Line Graph [Table Text Block]	Cumulative Performance The Blended Index is composed of 25% Bloomberg U.S. Aggregate Total Return Index Value USD and 75% MSCI World Net Total Return USD Index, rebalanced monthly.
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class R3	37.49%	14.79%	11.37%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
MSCI World Net Total Return USD Index	18.90%	10.27%	11.80%
Thornburg Investment Income Builder Fund’s Blended Index	15.18%	7.82%	9.37%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 21,114,900,000
Holdings Count | Holdings	328
Advisory Fees Paid, Amount	$ 66,200,000
Investment Company, Portfolio Turnover	5.63%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$21,114.9M
Number of Holdings	328
Portfolio Turnover	5.63%
Total Advisory Fee	$66.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Portfolio Composition	(%)
Foreign Equity	66.2
Domestic Equity	21.4
Domestic Other Bonds	2.6
Domestic Corporate Bonds	2.1
Foreign Bonds	1.7
Other Assets Less Liabilities	6.0
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Investment Income Builder Fund - Class R4
Shareholder Report [Line Items]
Fund Name	Thornburg Investment Income Builder Fund
Class Name	CLASS: R4
Trading Symbol	TIBGX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class R4 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$73.00	1.34%

Expenses Paid, Amount	$ 73.00
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R4 shares outperformed the benchmark composed of 75% MSCI World Net Total Return USD Index and 25% Bloomberg U.S. Aggregate Total Return Index Value USD (the “Blended Index”) during the 6-month period ended March 31, 2026.A general overweight positioning to equity securities and underweight positioning to fixed income securities contributed positively to the Fund’s performance relative to the Blended Index.Within equity securities, the Fund’s emphasis on higher-dividend-paying markets outside the United States and security selection within the information technology and communication services sectors, as well as an overweight positioning to Europe, contributed positively to the Fund’s performance relative to the Blended Index.Within fixed income securities, the Fund’s selection effect, particularly within corporate bonds and securitized segments, contributed positively to the Fund’s performance relative to the Blended Index.

Line Graph [Table Text Block]	Cumulative Performance The Blended Index is composed of 25% Bloomberg U.S. Aggregate Total Return Index Value USD and 75% MSCI World Net Total Return USD Index, rebalanced monthly.
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class R4	37.61%	14.91%	11.48%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
MSCI World Net Total Return USD Index	18.90%	10.27%	11.80%
Thornburg Investment Income Builder Fund’s Blended Index	15.18%	7.82%	9.37%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 21,114,900,000
Holdings Count | Holdings	328
Advisory Fees Paid, Amount	$ 66,200,000
Investment Company, Portfolio Turnover	5.63%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$21,114.9M
Number of Holdings	328
Portfolio Turnover	5.63%
Total Advisory Fee	$66.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Portfolio Composition	(%)
Foreign Equity	66.2
Domestic Equity	21.4
Domestic Other Bonds	2.6
Domestic Corporate Bonds	2.1
Foreign Bonds	1.7
Other Assets Less Liabilities	6.0
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Investment Income Builder Fund - Class R5
Shareholder Report [Line Items]
Fund Name	Thornburg Investment Income Builder Fund
Class Name	CLASS: R5
Trading Symbol	TIBMX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class R5 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$54.00	0.99%

Expenses Paid, Amount	$ 54.00
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R5 shares outperformed the benchmark composed of 75% MSCI World Net Total Return USD Index and 25% Bloomberg U.S. Aggregate Total Return Index Value USD (the “Blended Index”) during the 6-month period ended March 31, 2026.A general overweight positioning to equity securities and underweight positioning to fixed income securities contributed positively to the Fund’s performance relative to the Blended Index.Within equity securities, the Fund’s emphasis on higher-dividend-paying markets outside the United States and security selection within the information technology and communication services sectors, as well as an overweight positioning to Europe, contributed positively to the Fund’s performance relative to the Blended Index.Within fixed income securities, the Fund’s selection effect, particularly within corporate bonds and securitized segments, contributed positively to the Fund’s performance relative to the Blended Index.

Line Graph [Table Text Block]	Cumulative Performance The Blended Index is composed of 25% Bloomberg U.S. Aggregate Total Return Index Value USD and 75% MSCI World Net Total Return USD Index, rebalanced monthly.
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class R5	38.18%	15.37%	11.94%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
MSCI World Net Total Return USD Index	18.90%	10.27%	11.80%
Thornburg Investment Income Builder Fund’s Blended Index	15.18%	7.82%	9.37%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 21,114,900,000
Holdings Count | Holdings	328
Advisory Fees Paid, Amount	$ 66,200,000
Investment Company, Portfolio Turnover	5.63%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$21,114.9M
Number of Holdings	328
Portfolio Turnover	5.63%
Total Advisory Fee	$66.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Portfolio Composition	(%)
Foreign Equity	66.2
Domestic Equity	21.4
Domestic Other Bonds	2.6
Domestic Corporate Bonds	2.1
Foreign Bonds	1.7
Other Assets Less Liabilities	6.0
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Investment Income Builder Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Thornburg Investment Income Builder Fund
Class Name	CLASS: R6
Trading Symbol	TIBOX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class R6 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$43.00	0.80%

Expenses Paid, Amount	$ 43.00
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R6 shares outperformed the benchmark composed of 75% MSCI World Net Total Return USD Index and 25% Bloomberg U.S. Aggregate Total Return Index Value USD (the “Blended Index”) during the 6-month period ended March 31, 2026.A general overweight positioning to equity securities and underweight positioning to fixed income securities contributed positively to the Fund’s performance relative to the Blended Index.Within equity securities, the Fund’s emphasis on higher-dividend-paying markets outside the United States and security selection within the information technology and communication services sectors, as well as an overweight positioning to Europe, contributed positively to the Fund’s performance relative to the Blended Index.Within fixed income securities, the Fund’s selection effect, particularly within corporate bonds and securitized segments, contributed positively to the Fund’s performance relative to the Blended Index.

Line Graph [Table Text Block]	Cumulative Performance The Blended Index is composed of 25% Bloomberg U.S. Aggregate Total Return Index Value USD and 75% MSCI World Net Total Return USD Index, rebalanced monthly.
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year
Investment Income Builder Fund Class R6	38.43%	15.59%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%
MSCI World Net Total Return USD Index	18.90%	10.27%
Thornburg Investment Income Builder Fund’s Blended Index	15.18%	7.82%

Prior Market Index Comparison [Text Block]

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBOX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 21,114,900,000
Holdings Count | Holdings	328
Advisory Fees Paid, Amount	$ 66,200,000
Investment Company, Portfolio Turnover	5.63%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$21,114.9M
Number of Holdings	328
Portfolio Turnover	5.63%
Total Advisory Fee	$66.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Portfolio Composition	(%)
Foreign Equity	66.2
Domestic Equity	21.4
Domestic Other Bonds	2.6
Domestic Corporate Bonds	2.1
Foreign Bonds	1.7
Other Assets Less Liabilities	6.0
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Summit Fund - Class A
Shareholder Report [Line Items]
Fund Name	Thornburg Summit Fund
Class Name	CLASS: A
Trading Symbol	TSAMX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Summit Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48.00	0.94%

Expenses Paid, Amount	$ 48.00
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares outperformed the benchmark composed of 60% MSCI All Country World Net Total Return USD Index and 40% Bloomberg Global-Aggregate Total Return Index Value Unhedged USD (the “Blended Index”) during the 6-month period ended March 31, 2026.The Fund’s security selection within equity securities contributed positively to performance relative to the Blended Index.Within equity securities, selection effects from communication services, energy, and information technology sectors contributed positively to performance relative to the Blended Index, while security selection within the consumer discretionary sector detracted from performance relative to the Blended Index.The Fund’s relative underweight positioning to fixed income securities contributed positively to performance relative to the Blended Index.

Line Graph [Table Text Block]

Cumulative Performance

The Blended Index is composed of 60% MSCI All Country World Net Total Return USD Index and 40% Bloomberg Global-Aggregate Total Return Index Value Unhedged USD, rebalanced monthly.

Average Annual Return [Table Text Block]
Annual Performance	1 Year
Summit Fund Class A (with sales charge)	16.00%
Summit Fund Class A (without sales charge)	21.49%
Bloomberg Global-Aggregate Total Return Index Value Unhedged USD	4.26%
MSCI All Country World Net Total Return USD Index	20.01%
Thornburg Summit Fund’s Blended Index	13.57%

Prior Market Index Comparison [Text Block]

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fs/TSAMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 105,700,000
Holdings Count | Holdings	209
Advisory Fees Paid, Amount	$ 200,000
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$105.7M
Number of Holdings	209
Portfolio Turnover	18.00%
Total Advisory Fee	$0.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Portfolio Composition	(%)
Foreign Equity	32.5
Domestic Equity	30.7
Domestic Other Bonds	26.1
Domestic Corporate Bonds	4.7
Foreign Bonds	4.2
Other Assets Less Liabilities	1.8
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Summit Fund - Class I
Shareholder Report [Line Items]
Fund Name	Thornburg Summit Fund
Class Name	CLASS: I
Trading Symbol	TSUMX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Summit Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35.00	0.69%

Expenses Paid, Amount	$ 35.00
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the benchmark composed of 60% MSCI All Country World Net Total Return USD Index and 40% Bloomberg Global-Aggregate Total Return Index Value Unhedged USD (the “Blended Index”) during the 6-month period ended March 31, 2026.The Fund’s security selection within equity securities contributed positively to performance relative to the Blended Index.Within equity securities, selection effects from communication services, energy, and information technology sectors contributed positively to performance relative to the Blended Index, while security selection within the consumer discretionary sector detracted from performance relative to the Blended Index.The Fund’s relative underweight positioning to fixed income securities contributed positively to performance relative to the Blended Index.

Line Graph [Table Text Block]

Cumulative Performance

The Blended Index is composed of 60% MSCI All Country World Net Total Return USD Index and 40% Bloomberg Global-Aggregate Total Return Index Value Unhedged USD, rebalanced monthly.

Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year
Summit Fund Class I	21.76%	8.62%
Bloomberg Global-Aggregate Total Return Index Value Unhedged USD	4.26%	-1.46%
MSCI All Country World Net Total Return USD Index	20.01%	9.49%
Thornburg Summit Fund’s Blended Index	13.57%	5.11%

Prior Market Index Comparison [Text Block]

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fs/TSUMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 105,700,000
Holdings Count | Holdings	209
Advisory Fees Paid, Amount	$ 200,000
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$105.7M
Number of Holdings	209
Portfolio Turnover	18.00%
Total Advisory Fee	$0.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Portfolio Composition	(%)
Foreign Equity	32.5
Domestic Equity	30.7
Domestic Other Bonds	26.1
Domestic Corporate Bonds	4.7
Foreign Bonds	4.2
Other Assets Less Liabilities	1.8
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Ultra Short Income Fund Class A
Shareholder Report [Line Items]
Fund Name	Thornburg Ultra Short Income Fund
Class Name	CLASS: A
Trading Symbol	TLDAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Ultra Short Income Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27.00	0.53%

Expenses Paid, Amount	$ 27.00
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Ultra Short Income Fund Class A (with sales charge)	1.75%	2.82%	2.51%
Ultra Short Income Fund Class A (without sales charge)	4.08%	3.29%	2.67%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
ICE BofA U.S. Treasury Bill Index	4.11%	3.37%	2.28%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fldi/TLDAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 266,200,000
Holdings Count | Holdings	318
Advisory Fees Paid, Amount	$ 300,000
Investment Company, Portfolio Turnover	30.13%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$266.2M
Number of Holdings	318
Portfolio Turnover	30.13%
Total Advisory Fee	$0.3M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
U.S. Government	4.2
AAA	27.5
AA	7.0
A	13.5
BBB	27.1
NR	3.4
Below Invest. Grade	4.0
Cash Equivalents & Other	13.3
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Ultra Short Income Fund Class I
Shareholder Report [Line Items]
Fund Name	Thornburg Ultra Short Income Fund
Class Name	CLASS: I
Trading Symbol	TLDIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Ultra Short Income Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16.00	0.32%

Expenses Paid, Amount	$ 16.00
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Ultra Short Income Fund Class I	4.35%	3.49%	2.86%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
ICE BofA U.S. Treasury Bill Index	4.11%	3.37%	2.28%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fldi/TLDIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 266,200,000
Holdings Count | Holdings	318
Advisory Fees Paid, Amount	$ 300,000
Investment Company, Portfolio Turnover	30.13%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$266.2M
Number of Holdings	318
Portfolio Turnover	30.13%
Total Advisory Fee	$0.3M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
U.S. Government	4.2
AAA	27.5
AA	7.0
A	13.5
BBB	27.1
NR	3.4
Below Invest. Grade	4.0
Cash Equivalents & Other	13.3
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term U.S. Government Fund - Class A
Shareholder Report [Line Items]
Fund Name	Thornburg Limited Term U.S. Government Fund
Class Name	CLASS: A
Trading Symbol	LTUSX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49.00	0.97%

Expenses Paid, Amount	$ 49.00
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class A (with sales charge)	1.95%	0.43%	0.93%
Limited Term U.S. Government Fund Class A (without sales charge)	4.31%	0.89%	1.08%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	3.98%	1.00%	1.53%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTUSX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 82,600,000
Holdings Count | Holdings	135
Advisory Fees Paid, Amount	$ 200,000
Investment Company, Portfolio Turnover	23.31%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$82.6M
Number of Holdings	135
Portfolio Turnover	23.31%
Total Advisory Fee	$0.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Types of Holdings	(%)
U.S. Treasury Securities	16.0
U.S. Government Agencies	6.5
Mortgage Backed	68.3
Corporate Bonds	3.2
Cash Equivalents & Other	6.0
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term U.S. Government Fund - Class C
Shareholder Report [Line Items]
Fund Name	Thornburg Limited Term U.S. Government Fund
Class Name	CLASS: C
Trading Symbol	LTUCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class C Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$61.00	1.22%

Expenses Paid, Amount	$ 61.00
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class C (with sales charge)	3.61%	0.59%	0.77%
Limited Term U.S. Government Fund Class C (without sales charge)	4.11%	0.59%	0.77%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	3.98%	1.00%	1.53%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTUCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 82,600,000
Holdings Count | Holdings	135
Advisory Fees Paid, Amount	$ 200,000
Investment Company, Portfolio Turnover	23.31%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$82.6M
Number of Holdings	135
Portfolio Turnover	23.31%
Total Advisory Fee	$0.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Types of Holdings	(%)
U.S. Treasury Securities	16.0
U.S. Government Agencies	6.5
Mortgage Backed	68.3
Corporate Bonds	3.2
Cash Equivalents & Other	6.0
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term U.S. Government Fund - Class C2
Shareholder Report [Line Items]
Fund Name	Thornburg Limited Term U.S. Government Fund
Class Name	CLASS: C2
Trading Symbol	LTUQX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class C2 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$64.00	1.27%

Expenses Paid, Amount	$ 64.00
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C2 shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year
Limited Term U.S. Government Fund Class C2 (with sales charge)	3.46%	0.61%
Limited Term U.S. Government Fund Class C2 (without sales charge)	4.11%	0.61%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	3.98%	1.00%

Prior Market Index Comparison [Text Block]

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 82,600,000
Holdings Count | Holdings	135
Advisory Fees Paid, Amount	$ 200,000
Investment Company, Portfolio Turnover	23.31%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$82.6M
Number of Holdings	135
Portfolio Turnover	23.31%
Total Advisory Fee	$0.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Types of Holdings	(%)
U.S. Treasury Securities	16.0
U.S. Government Agencies	6.5
Mortgage Backed	68.3
Corporate Bonds	3.2
Cash Equivalents & Other	6.0
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term U.S. Government Fund - Class I
Shareholder Report [Line Items]
Fund Name	Thornburg Limited Term U.S. Government Fund
Class Name	CLASS: I
Trading Symbol	LTUIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34.00	0.67%

Expenses Paid, Amount	$ 34.00
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class I	4.62%	1.19%	1.38%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	3.98%	1.00%	1.53%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTUIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 82,600,000
Holdings Count | Holdings	135
Advisory Fees Paid, Amount	$ 200,000
Investment Company, Portfolio Turnover	23.31%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$82.6M
Number of Holdings	135
Portfolio Turnover	23.31%
Total Advisory Fee	$0.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Types of Holdings	(%)
U.S. Treasury Securities	16.0
U.S. Government Agencies	6.5
Mortgage Backed	68.3
Corporate Bonds	3.2
Cash Equivalents & Other	6.0
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term U.S. Government Fund - Class R3
Shareholder Report [Line Items]
Fund Name	Thornburg Limited Term U.S. Government Fund
Class Name	CLASS: R3
Trading Symbol	LTURX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class R3 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$53.00	1.05%

Expenses Paid, Amount	$ 53.00
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R3 shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class R3	4.35%	0.86%	1.02%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	3.98%	1.00%	1.53%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTURX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 82,600,000
Holdings Count | Holdings	135
Advisory Fees Paid, Amount	$ 200,000
Investment Company, Portfolio Turnover	23.31%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$82.6M
Number of Holdings	135
Portfolio Turnover	23.31%
Total Advisory Fee	$0.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Types of Holdings	(%)
U.S. Treasury Securities	16.0
U.S. Government Agencies	6.5
Mortgage Backed	68.3
Corporate Bonds	3.2
Cash Equivalents & Other	6.0
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term U.S. Government Fund - Class R4
Shareholder Report [Line Items]
Fund Name	Thornburg Limited Term U.S. Government Fund
Class Name	CLASS: R4
Trading Symbol	LTUGX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class R4 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$48.00	0.96%

Expenses Paid, Amount	$ 48.00
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R4 shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class R4	4.39%	0.85%	1.02%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	3.98%	1.00%	1.53%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTUGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 82,600,000
Holdings Count | Holdings	135
Advisory Fees Paid, Amount	$ 200,000
Investment Company, Portfolio Turnover	23.31%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$82.6M
Number of Holdings	135
Portfolio Turnover	23.31%
Total Advisory Fee	$0.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Types of Holdings	(%)
U.S. Treasury Securities	16.0
U.S. Government Agencies	6.5
Mortgage Backed	68.3
Corporate Bonds	3.2
Cash Equivalents & Other	6.0
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term U.S. Government Fund - Class R5
Shareholder Report [Line Items]
Fund Name	Thornburg Limited Term U.S. Government Fund
Class Name	CLASS: R5
Trading Symbol	LTGRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class R5 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$34.00	0.67%

Expenses Paid, Amount	$ 34.00
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R5 shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class R5	4.70%	1.17%	1.35%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	3.98%	1.00%	1.53%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTGRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 82,600,000
Holdings Count | Holdings	135
Advisory Fees Paid, Amount	$ 200,000
Investment Company, Portfolio Turnover	23.31%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$82.6M
Number of Holdings	135
Portfolio Turnover	23.31%
Total Advisory Fee	$0.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Types of Holdings	(%)
U.S. Treasury Securities	16.0
U.S. Government Agencies	6.5
Mortgage Backed	68.3
Corporate Bonds	3.2
Cash Equivalents & Other	6.0
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Thornburg Limited Term Income Fund
Class Name	CLASS: A
Trading Symbol	THIFX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39.00	0.78%

Expenses Paid, Amount	$ 39.00
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class A (with sales charge)	2.29%	1.55%	2.41%
Limited Term Income Fund Class A (without sales charge)	4.65%	2.01%	2.56%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	4.41%	1.33%	2.04%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THIFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 6,208,100,000
Holdings Count | Holdings	784
Advisory Fees Paid, Amount	$ 10,000,000.0
Investment Company, Portfolio Turnover	14.13%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$6,208.1M
Number of Holdings	784
Portfolio Turnover	14.13%
Total Advisory Fee	$10.0M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
U.S. Government	27.4
AAA	20.5
AA	7.9
A	15.9
BBB	23.1
NR	1.3
Below Invest. Grade	0.1
Cash Equivalents & Other	3.8
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Thornburg Limited Term Income Fund
Class Name	CLASS: C
Trading Symbol	THICX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class C Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$51.00	1.02%

Expenses Paid, Amount	$ 51.00
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class C (with sales charge)	3.92%	1.78%	2.33%
Limited Term Income Fund Class C (without sales charge)	4.42%	1.78%	2.33%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	4.41%	1.33%	2.04%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THICX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 6,208,100,000
Holdings Count | Holdings	784
Advisory Fees Paid, Amount	$ 10,000,000.0
Investment Company, Portfolio Turnover	14.13%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$6,208.1M
Number of Holdings	784
Portfolio Turnover	14.13%
Total Advisory Fee	$10.0M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
U.S. Government	27.4
AAA	20.5
AA	7.9
A	15.9
BBB	23.1
NR	1.3
Below Invest. Grade	0.1
Cash Equivalents & Other	3.8
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Income Fund - Class C2
Shareholder Report [Line Items]
Fund Name	Thornburg Limited Term Income Fund
Class Name	CLASS: C2
Trading Symbol	THIQX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class C2 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$61.00	1.21%

Expenses Paid, Amount	$ 61.00
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C2 shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year
Limited Term Income Fund Class C2 (with sales charge)	3.54%	1.54%
Limited Term Income Fund Class C2 (without sales charge)	4.19%	1.54%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	4.41%	1.33%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%

Prior Market Index Comparison [Text Block]

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 6,208,100,000
Holdings Count | Holdings	784
Advisory Fees Paid, Amount	$ 10,000,000.0
Investment Company, Portfolio Turnover	14.13%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$6,208.1M
Number of Holdings	784
Portfolio Turnover	14.13%
Total Advisory Fee	$10.0M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
U.S. Government	27.4
AAA	20.5
AA	7.9
A	15.9
BBB	23.1
NR	1.3
Below Invest. Grade	0.1
Cash Equivalents & Other	3.8
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Thornburg Limited Term Income Fund
Class Name	CLASS: I
Trading Symbol	THIIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25.00	0.49%

Expenses Paid, Amount	$ 25.00
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class I	5.01%	2.30%	2.88%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	4.41%	1.33%	2.04%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THIIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 6,208,100,000
Holdings Count | Holdings	784
Advisory Fees Paid, Amount	$ 10,000,000.0
Investment Company, Portfolio Turnover	14.13%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$6,208.1M
Number of Holdings	784
Portfolio Turnover	14.13%
Total Advisory Fee	$10.0M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
U.S. Government	27.4
AAA	20.5
AA	7.9
A	15.9
BBB	23.1
NR	1.3
Below Invest. Grade	0.1
Cash Equivalents & Other	3.8
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Income Fund - Class R3
Shareholder Report [Line Items]
Fund Name	Thornburg Limited Term Income Fund
Class Name	CLASS: R3
Trading Symbol	THIRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class R3 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$50.00	0.99%

Expenses Paid, Amount	$ 50.00
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R3 shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class R3	4.44%	1.80%	2.37%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	4.41%	1.33%	2.04%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THIRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 6,208,100,000
Holdings Count | Holdings	784
Advisory Fees Paid, Amount	$ 10,000,000.0
Investment Company, Portfolio Turnover	14.13%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$6,208.1M
Number of Holdings	784
Portfolio Turnover	14.13%
Total Advisory Fee	$10.0M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
U.S. Government	27.4
AAA	20.5
AA	7.9
A	15.9
BBB	23.1
NR	1.3
Below Invest. Grade	0.1
Cash Equivalents & Other	3.8
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Income Fund - Class R4
Shareholder Report [Line Items]
Fund Name	Thornburg Limited Term Income Fund
Class Name	CLASS: R4
Trading Symbol	THRIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class R4 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$46.00	0.92%

Expenses Paid, Amount	$ 46.00
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R4 shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class R4	4.48%	1.79%	2.37%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	4.41%	1.33%	2.04%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THRIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 6,208,100,000
Holdings Count | Holdings	784
Advisory Fees Paid, Amount	$ 10,000,000.0
Investment Company, Portfolio Turnover	14.13%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$6,208.1M
Number of Holdings	784
Portfolio Turnover	14.13%
Total Advisory Fee	$10.0M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
U.S. Government	27.4
AAA	20.5
AA	7.9
A	15.9
BBB	23.1
NR	1.3
Below Invest. Grade	0.1
Cash Equivalents & Other	3.8
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Income Fund - Class R5
Shareholder Report [Line Items]
Fund Name	Thornburg Limited Term Income Fund
Class Name	CLASS: R5
Trading Symbol	THRRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class R5 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$25.00	0.49%

Expenses Paid, Amount	$ 25.00
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R5 shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class R5	4.92%	2.30%	2.82%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	4.41%	1.33%	2.04%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THRRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 6,208,100,000
Holdings Count | Holdings	784
Advisory Fees Paid, Amount	$ 10,000,000.0
Investment Company, Portfolio Turnover	14.13%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$6,208.1M
Number of Holdings	784
Portfolio Turnover	14.13%
Total Advisory Fee	$10.0M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
U.S. Government	27.4
AAA	20.5
AA	7.9
A	15.9
BBB	23.1
NR	1.3
Below Invest. Grade	0.1
Cash Equivalents & Other	3.8
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Income Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Thornburg Limited Term Income Fund
Class Name	CLASS: R6
Trading Symbol	THRLX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class R6 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$21.00	0.42%

Expenses Paid, Amount	$ 21.00
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R6 shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year
Limited Term Income Fund Class R6	5.08%	2.37%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	4.41%	1.33%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%

Prior Market Index Comparison [Text Block]

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THRLX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 6,208,100,000
Holdings Count | Holdings	784
Advisory Fees Paid, Amount	$ 10,000,000.0
Investment Company, Portfolio Turnover	14.13%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$6,208.1M
Number of Holdings	784
Portfolio Turnover	14.13%
Total Advisory Fee	$10.0M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
U.S. Government	27.4
AAA	20.5
AA	7.9
A	15.9
BBB	23.1
NR	1.3
Below Invest. Grade	0.1
Cash Equivalents & Other	3.8
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Core Plus Bond Fund Class A
Shareholder Report [Line Items]
Fund Name	Thornburg Core Plus Bond Fund
Class Name	CLASS: A
Trading Symbol	THCAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38.00	0.75%

Expenses Paid, Amount	$ 38.00
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares underperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year
Core Plus Bond Fund Class A (with sales charge)	-0.54%
Core Plus Bond Fund Class A (without sales charge)	4.13%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%

Prior Market Index Comparison [Text Block]

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 96,100,000
Holdings Count | Holdings	321
Advisory Fees Paid, Amount	$ 200,000
Investment Company, Portfolio Turnover	27.44%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$96.1M
Number of Holdings	321
Portfolio Turnover	27.44%
Total Advisory Fee	$0.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
U.S. Government	39.0
AAA	12.0
AA	3.7
A	10.3
BBB	18.5
NR	4.9
Below Invest. Grade	10.1
Cash Equivalents & Other	1.5
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Core Plus Bond Fund Class C
Shareholder Report [Line Items]
Fund Name	Thornburg Core Plus Bond Fund
Class Name	CLASS: C
Trading Symbol	THCCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class C Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75.00	1.50%

Expenses Paid, Amount	$ 75.00
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares underperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year
Core Plus Bond Fund Class C (with sales charge)	2.39%
Core Plus Bond Fund Class C (without sales charge)	3.38%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%

Prior Market Index Comparison [Text Block]

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 96,100,000
Holdings Count | Holdings	321
Advisory Fees Paid, Amount	$ 200,000
Investment Company, Portfolio Turnover	27.44%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$96.1M
Number of Holdings	321
Portfolio Turnover	27.44%
Total Advisory Fee	$0.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
U.S. Government	39.0
AAA	12.0
AA	3.7
A	10.3
BBB	18.5
NR	4.9
Below Invest. Grade	10.1
Cash Equivalents & Other	1.5
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Core Plus Bond Fund Class I
Shareholder Report [Line Items]
Fund Name	Thornburg Core Plus Bond Fund
Class Name	CLASS: I
Trading Symbol	THCIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25.00	0.50%

Expenses Paid, Amount	$ 25.00
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares underperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year
Core Plus Bond Fund Class I	4.47%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%

Prior Market Index Comparison [Text Block]

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 96,100,000
Holdings Count | Holdings	321
Advisory Fees Paid, Amount	$ 200,000
Investment Company, Portfolio Turnover	27.44%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$96.1M
Number of Holdings	321
Portfolio Turnover	27.44%
Total Advisory Fee	$0.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
U.S. Government	39.0
AAA	12.0
AA	3.7
A	10.3
BBB	18.5
NR	4.9
Below Invest. Grade	10.1
Cash Equivalents & Other	1.5
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Class R6
Shareholder Report [Line Items]
Fund Name	Thornburg Core Plus Bond Fund
Class Name	CLASS: R6
Trading Symbol	THCSX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class R6 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$25.00	0.49%

Expenses Paid, Amount	$ 25.00
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R6 shares underperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year
Core Plus Bond Fund Class R6	4.38%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%

Prior Market Index Comparison [Text Block]

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCSX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 96,100,000
Holdings Count | Holdings	321
Advisory Fees Paid, Amount	$ 200,000
Investment Company, Portfolio Turnover	27.44%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$96.1M
Number of Holdings	321
Portfolio Turnover	27.44%
Total Advisory Fee	$0.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
U.S. Government	39.0
AAA	12.0
AA	3.7
A	10.3
BBB	18.5
NR	4.9
Below Invest. Grade	10.1
Cash Equivalents & Other	1.5
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Thornburg Strategic Income Fund
Class Name	CLASS: A
Trading Symbol	TSIAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Strategic Income Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49.00	0.99%

Expenses Paid, Amount	$ 49.00
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares underperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class A (with sales charge)	0.01%	1.80%	3.64%
Strategic Income Fund Class A (without sales charge)	4.71%	2.74%	4.11%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
Bloomberg U.S. Universal Total Return Index Value Unhedged	4.64%	0.65%	2.11%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSIAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 10,165,400,000
Holdings Count | Holdings	1,219
Advisory Fees Paid, Amount	$ 26,200,000
Investment Company, Portfolio Turnover	17.38%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$10,165.4M
Number of Holdings	1,219
Portfolio Turnover	17.38%
Total Advisory Fee	$26.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Fixed Income Credit Quality*	(%)
U.S. Government	24.8
AAA	11.5
AA	3.5
A	11.5
BBB	24.4
BB	13.8
B	3.4
CC	0.0
CCC	0.1
D	0.2
NR	4.9
Cash Equivalents & Other	2.0
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Thornburg Strategic Income Fund
Class Name	CLASS: C
Trading Symbol	TSICX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Strategic Income Fund Class C Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85.00	1.70%

Expenses Paid, Amount	$ 85.00
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares underperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class C (with sales charge)	2.96%	2.00%	3.37%
Strategic Income Fund Class C (without sales charge)	3.96%	2.00%	3.37%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
Bloomberg U.S. Universal Total Return Index Value Unhedged	4.64%	0.65%	2.11%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSICX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 10,165,400,000
Holdings Count | Holdings	1,219
Advisory Fees Paid, Amount	$ 26,200,000
Investment Company, Portfolio Turnover	17.38%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$10,165.4M
Number of Holdings	1,219
Portfolio Turnover	17.38%
Total Advisory Fee	$26.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Fixed Income Credit Quality*	(%)
U.S. Government	24.8
AAA	11.5
AA	3.5
A	11.5
BBB	24.4
BB	13.8
B	3.4
CC	0.0
CCC	0.1
D	0.2
NR	4.9
Cash Equivalents & Other	2.0
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Thornburg Strategic Income Fund
Class Name	CLASS: I
Trading Symbol	TSIIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Strategic Income Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30.00	0.60%

Expenses Paid, Amount	$ 30.00
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class I	5.11%	3.14%	4.50%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
Bloomberg U.S. Universal Total Return Index Value Unhedged	4.64%	0.65%	2.11%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSIIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 10,165,400,000
Holdings Count | Holdings	1,219
Advisory Fees Paid, Amount	$ 26,200,000
Investment Company, Portfolio Turnover	17.38%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$10,165.4M
Number of Holdings	1,219
Portfolio Turnover	17.38%
Total Advisory Fee	$26.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Fixed Income Credit Quality*	(%)
U.S. Government	24.8
AAA	11.5
AA	3.5
A	11.5
BBB	24.4
BB	13.8
B	3.4
CC	0.0
CCC	0.1
D	0.2
NR	4.9
Cash Equivalents & Other	2.0
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Income Fund - Class R3
Shareholder Report [Line Items]
Fund Name	Thornburg Strategic Income Fund
Class Name	CLASS: R3
Trading Symbol	TSIRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Strategic Income Fund Class R3 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$63.00	1.25%

Expenses Paid, Amount	$ 63.00
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R3 shares underperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class R3	4.43%	2.48%	3.89%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
Bloomberg U.S. Universal Total Return Index Value Unhedged	4.64%	0.65%	2.11%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSIRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 10,165,400,000
Holdings Count | Holdings	1,219
Advisory Fees Paid, Amount	$ 26,200,000
Investment Company, Portfolio Turnover	17.38%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$10,165.4M
Number of Holdings	1,219
Portfolio Turnover	17.38%
Total Advisory Fee	$26.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Fixed Income Credit Quality*	(%)
U.S. Government	24.8
AAA	11.5
AA	3.5
A	11.5
BBB	24.4
BB	13.8
B	3.4
CC	0.0
CCC	0.1
D	0.2
NR	4.9
Cash Equivalents & Other	2.0
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Income Fund - Class R4
Shareholder Report [Line Items]
Fund Name	Thornburg Strategic Income Fund
Class Name	CLASS: R4
Trading Symbol	TSRIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Strategic Income Fund Class R4 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$63.00	1.25%

Expenses Paid, Amount	$ 63.00
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R4 shares underperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class R4	4.34%	2.46%	3.87%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
Bloomberg U.S. Universal Total Return Index Value Unhedged	4.64%	0.65%	2.11%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSRIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 10,165,400,000
Holdings Count | Holdings	1,219
Advisory Fees Paid, Amount	$ 26,200,000
Investment Company, Portfolio Turnover	17.38%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$10,165.4M
Number of Holdings	1,219
Portfolio Turnover	17.38%
Total Advisory Fee	$26.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Fixed Income Credit Quality*	(%)
U.S. Government	24.8
AAA	11.5
AA	3.5
A	11.5
BBB	24.4
BB	13.8
B	3.4
CC	0.0
CCC	0.1
D	0.2
NR	4.9
Cash Equivalents & Other	2.0
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Income Fund - Class R5
Shareholder Report [Line Items]
Fund Name	Thornburg Strategic Income Fund
Class Name	CLASS: R5
Trading Symbol	TSRRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Strategic Income Fund Class R5 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$30.00	0.60%

Expenses Paid, Amount	$ 30.00
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R5 shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class R5	5.11%	3.14%	4.51%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%	1.70%
Bloomberg U.S. Universal Total Return Index Value Unhedged	4.64%	0.65%	2.11%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSRRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 10,165,400,000
Holdings Count | Holdings	1,219
Advisory Fees Paid, Amount	$ 26,200,000
Investment Company, Portfolio Turnover	17.38%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$10,165.4M
Number of Holdings	1,219
Portfolio Turnover	17.38%
Total Advisory Fee	$26.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Fixed Income Credit Quality*	(%)
U.S. Government	24.8
AAA	11.5
AA	3.5
A	11.5
BBB	24.4
BB	13.8
B	3.4
CC	0.0
CCC	0.1
D	0.2
NR	4.9
Cash Equivalents & Other	2.0
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Income Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Thornburg Strategic Income Fund
Class Name	CLASS: R6
Trading Symbol	TSRSX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Strategic Income Fund Class R6 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$27.00	0.53%

Expenses Paid, Amount	$ 27.00
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class R6 shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year
Strategic Income Fund Class R6	5.18%	3.22%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%	0.31%
Bloomberg U.S. Universal Total Return Index Value Unhedged	4.64%	0.65%

Prior Market Index Comparison [Text Block]

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSRSX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 10,165,400,000
Holdings Count | Holdings	1,219
Advisory Fees Paid, Amount	$ 26,200,000
Investment Company, Portfolio Turnover	17.38%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$10,165.4M
Number of Holdings	1,219
Portfolio Turnover	17.38%
Total Advisory Fee	$26.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Fixed Income Credit Quality*	(%)
U.S. Government	24.8
AAA	11.5
AA	3.5
A	11.5
BBB	24.4
BB	13.8
B	3.4
CC	0.0
CCC	0.1
D	0.2
NR	4.9
Cash Equivalents & Other	2.0

Expressed as a percentage of the Fund’s net assets.

* Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Short Duration Municipal Fund Class A
Shareholder Report [Line Items]
Fund Name	Thornburg Short Duration Municipal Fund
Class Name	CLASS: A
Trading Symbol	TLMAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Short Duration Municipal Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35.00	0.70%

Expenses Paid, Amount	$ 35.00
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares underperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.

Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s underperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.

Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Short Duration Municipal Fund Class A (with sales charge)	0.70%	0.95%	0.97%
Short Duration Municipal Fund Class A (without sales charge)	2.99%	1.41%	1.12%
ICE BofA 1-3 Year U.S. Municipal Securities Index	3.29%	1.66%	1.61%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%	2.19%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fldm/TLMAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 94,200,000
Holdings Count | Holdings	107
Advisory Fees Paid, Amount	$ 200,000
Investment Company, Portfolio Turnover	23.41%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$94.2M
Number of Holdings	107
Portfolio Turnover	23.41%
Total Advisory Fee	$0.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	3.3
AA	36.7
A	39.9
BBB	9.4
NR	5.4
Below Invest. Grade	0.0
Cash & Cash Equivalent	5.3

Expressed as a percentage of the Fund’s net assets.

* Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Short Duration Municipal Fund Class I
Shareholder Report [Line Items]
Fund Name	Thornburg Short Duration Municipal Fund
Class Name	CLASS: I
Trading Symbol	TLMIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Short Duration Municipal Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25.00	0.50%

Expenses Paid, Amount	$ 25.00
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares underperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s underperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Short Duration Municipal Fund Class I	3.19%	1.63%	1.33%
ICE BofA 1-3 Year U.S. Municipal Securities Index	3.29%	1.66%	1.61%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%	2.19%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fldm/TLMIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 94,200,000
Holdings Count | Holdings	107
Advisory Fees Paid, Amount	$ 200,000
Investment Company, Portfolio Turnover	23.41%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$94.2M
Number of Holdings	107
Portfolio Turnover	23.41%
Total Advisory Fee	$0.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	3.3
AA	36.7
A	39.9
BBB	9.4
NR	5.4
Below Invest. Grade	0.0
Cash & Cash Equivalent	5.3
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Municipal Fund - Class A
Shareholder Report [Line Items]
Fund Name	Thornburg Limited Term Municipal Fund
Class Name	CLASS: A
Trading Symbol	LTMFX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Limited Term Municipal Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39.00	0.79%

Expenses Paid, Amount	$ 39.00
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares underperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s underperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Limited Term Municipal Fund Class A (with sales charge)	1.33%	0.52%	1.14%
Limited Term Municipal Fund Class A (without sales charge)	3.66%	0.98%	1.29%
ICE BofA 1-10 Year U.S. Municipal Securities Index	4.12%	1.29%	1.85%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%	2.19%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit www.thornburg.com/product/mutual-funds/flm/ LTMFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 2,137,100,000
Holdings Count | Holdings	796
Advisory Fees Paid, Amount	$ 3,800,000
Investment Company, Portfolio Turnover	9.90%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$2,137.1M
Number of Holdings	796
Portfolio Turnover	9.90%
Total Advisory Fee	$3.8M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	4.8
AA	39.3
A	43.5
BBB	4.8
NR	2.5
Below Invest. Grade	0.2
Cash & Cash Equivalent	4.9
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Municipal Fund - Class C
Shareholder Report [Line Items]
Fund Name	Thornburg Limited Term Municipal Fund
Class Name	CLASS: C
Trading Symbol	LTMCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Limited Term Municipal Fund Class C Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$56.00	1.11%

Expenses Paid, Amount	$ 56.00
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares underperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s underperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Limited Term Municipal Fund Class C (with sales charge)	2.83%	0.71%	1.02%
Limited Term Municipal Fund Class C (without sales charge)	3.33%	0.71%	1.02%
ICE BofA 1-10 Year U.S. Municipal Securities Index	4.12%	1.29%	1.85%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%	2.19%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/flm/LTMCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 2,137,100,000
Holdings Count | Holdings	796
Advisory Fees Paid, Amount	$ 3,800,000
Investment Company, Portfolio Turnover	9.90%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$2,137.1M
Number of Holdings	796
Portfolio Turnover	9.90%
Total Advisory Fee	$3.8M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	4.8
AA	39.3
A	43.5
BBB	4.8
NR	2.5
Below Invest. Grade	0.2
Cash & Cash Equivalent	4.9
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Municipal Fund - Class C2
Shareholder Report [Line Items]
Fund Name	Thornburg Limited Term Municipal Fund
Class Name	CLASS: C2
Trading Symbol	LTMQX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Limited Term Municipal Fund Class C2 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$63.00	1.27%

Expenses Paid, Amount	$ 63.00
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C2 shares underperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s underperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year
Limited Term Municipal Fund Class C2 (with sales charge)	2.61%	0.49%
Limited Term Municipal Fund Class C2 (without sales charge)	3.26%	0.49%
ICE BofA 1-10 Year U.S. Municipal Securities Index	4.12%	1.29%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%

Prior Market Index Comparison [Text Block]

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 2,137,100,000
Holdings Count | Holdings	796
Advisory Fees Paid, Amount	$ 3,800,000
Investment Company, Portfolio Turnover	9.90%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$2,137.1M
Number of Holdings	796
Portfolio Turnover	9.90%
Total Advisory Fee	$3.8M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	4.8
AA	39.3
A	43.5
BBB	4.8
NR	2.5
Below Invest. Grade	0.2
Cash & Cash Equivalent	4.9
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Limited Term Municipal Fund - Class I
Shareholder Report [Line Items]
Fund Name	Thornburg Limited Term Municipal Fund
Class Name	CLASS: I
Trading Symbol	LTMIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Limited Term Municipal Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27.00	0.54%

Expenses Paid, Amount	$ 27.00
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares underperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s underperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Limited Term Municipal Fund Class I	3.93%	1.23%	1.55%
ICE BofA 1-10 Year U.S. Municipal Securities Index	4.12%	1.29%	1.85%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%	2.19%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/flm/LTMIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 2,137,100,000
Holdings Count | Holdings	796
Advisory Fees Paid, Amount	$ 3,800,000
Investment Company, Portfolio Turnover	9.90%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$2,137.1M
Number of Holdings	796
Portfolio Turnover	9.90%
Total Advisory Fee	$3.8M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	4.8
AA	39.3
A	43.5
BBB	4.8
NR	2.5
Below Invest. Grade	0.2
Cash & Cash Equivalent	4.9
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Intermediate Municipal Fund - Class A
Shareholder Report [Line Items]
Fund Name	Thornburg Intermediate Municipal Fund
Class Name	CLASS: A
Trading Symbol	THIMX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Intermediate Municipal Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36.00	0.72%

Expenses Paid, Amount	$ 36.00
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares outperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Intermediate Municipal Fund Class A (with sales charge)	2.29%	0.86%	1.59%
Intermediate Municipal Fund Class A (without sales charge)	4.40%	1.26%	1.79%
ICE BofA 3-15 Year U.S. Municipal Securities Index	4.67%	1.12%	2.12%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%	2.19%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fim/THIMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,236,000,000.0
Holdings Count | Holdings	615
Advisory Fees Paid, Amount	$ 2,700,000
Investment Company, Portfolio Turnover	5.03%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$1,236.0M
Number of Holdings	615
Portfolio Turnover	5.03%
Total Advisory Fee	$2.7M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	5.0
AA	37.2
A	37.8
BBB	6.0
NR	6.7
Below Invest. Grade	0.5
Cash & Cash Equivalent	6.9
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Intermediate Municipal Fund - Class C
Shareholder Report [Line Items]
Fund Name	Thornburg Intermediate Municipal Fund
Class Name	CLASS: C
Trading Symbol	THMCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Intermediate Municipal Fund Class C Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$55.00	1.09%

Expenses Paid, Amount	$ 55.00
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares underperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.

Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s underperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.

Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Intermediate Municipal Fund Class C (with sales charge)	3.33%	0.87%	1.42%
Intermediate Municipal Fund Class C (without sales charge)	3.93%	0.87%	1.42%
ICE BofA 3-15 Year U.S. Municipal Securities Index	4.67%	1.12%	2.12%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%	2.19%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fim/THMCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,236,000,000.0
Holdings Count | Holdings	615
Advisory Fees Paid, Amount	$ 2,700,000
Investment Company, Portfolio Turnover	5.03%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$1,236.0M
Number of Holdings	615
Portfolio Turnover	5.03%
Total Advisory Fee	$2.7M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	5.0
AA	37.2
A	37.8
BBB	6.0
NR	6.7
Below Invest. Grade	0.5
Cash & Cash Equivalent	6.9
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Intermediate Municipal Fund - Class C2
Shareholder Report [Line Items]
Fund Name	Thornburg Intermediate Municipal Fund
Class Name	CLASS: C2
Trading Symbol	THMQX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Intermediate Municipal Fund Class C2 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$55.00	1.10%

Expenses Paid, Amount	$ 55.00
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C2 shares underperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.

Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s underperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.

Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year
Intermediate Municipal Fund Class C2 (with sales charge)	3.29%	0.87%
Intermediate Municipal Fund Class C2 (without sales charge)	3.94%	0.87%
ICE BofA 3-15 Year U.S. Municipal Securities Index	4.67%	1.12%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%

Prior Market Index Comparison [Text Block]

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,236,000,000.0
Holdings Count | Holdings	615
Advisory Fees Paid, Amount	$ 2,700,000
Investment Company, Portfolio Turnover	5.03%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$1,236.0M
Number of Holdings	615
Portfolio Turnover	5.03%
Total Advisory Fee	$2.7M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	5.0
AA	37.2
A	37.8
BBB	6.0
NR	6.7
Below Invest. Grade	0.5
Cash & Cash Equivalent	6.9
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Intermediate Municipal Fund - Class I
Shareholder Report [Line Items]
Fund Name	Thornburg Intermediate Municipal Fund
Class Name	CLASS: I
Trading Symbol	THMIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Intermediate Municipal Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24.00	0.48%

Expenses Paid, Amount	$ 24.00
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Intermediate Municipal Fund Class I	4.66%	1.50%	2.04%
ICE BofA 3-15 Year U.S. Municipal Securities Index	4.67%	1.12%	2.12%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%	2.19%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fim/THMIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 1,236,000,000.0
Holdings Count | Holdings	615
Advisory Fees Paid, Amount	$ 2,700,000
Investment Company, Portfolio Turnover	5.03%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$1,236.0M
Number of Holdings	615
Portfolio Turnover	5.03%
Total Advisory Fee	$2.7M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	5.0
AA	37.2
A	37.8
BBB	6.0
NR	6.7
Below Invest. Grade	0.5
Cash & Cash Equivalent	6.9
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Municipal Income Fund Class A
Shareholder Report [Line Items]
Fund Name	Thornburg Strategic Municipal Income
Class Name	CLASS: A
Trading Symbol	TSSAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Strategic Municipal Income Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40.00	0.79%

Expenses Paid, Amount	$ 40.00
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares underperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s underperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Strategic Municipal Income Fund Class A (with sales charge)	1.62%	0.63%	1.54%
Strategic Municipal Income Fund Class A (without sales charge)	3.66%	1.03%	1.74%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%	2.19%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsm/TSSAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 406,100,000
Holdings Count | Holdings	327
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company, Portfolio Turnover	4.05%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$406.1M
Number of Holdings	327
Portfolio Turnover	4.05%
Total Advisory Fee	$1.0M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	2.5
AA	23.7
A	31.2
BBB	15.5
NR	19.6
Below Invest. Grade	2.6
Cash & Cash Equivalent	5.0
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Municipal Income Fund Class C
Shareholder Report [Line Items]
Fund Name	Thornburg Strategic Municipal Income
Class Name	CLASS: C
Trading Symbol	TSSCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Strategic Municipal Income Class C Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$61.00	1.22%

Expenses Paid, Amount	$ 61.00
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares underperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s underperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Strategic Municipal Income Fund Class C (with sales charge)	2.52%	0.55%	1.27%
Strategic Municipal Income Fund Class C (without sales charge)	3.11%	0.55%	1.27%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%	2.19%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsm/TSSCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 406,100,000
Holdings Count | Holdings	327
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company, Portfolio Turnover	4.05%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$406.1M
Number of Holdings	327
Portfolio Turnover	4.05%
Total Advisory Fee	$1.0M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	2.5
AA	23.7
A	31.2
BBB	15.5
NR	19.6
Below Invest. Grade	2.6
Cash & Cash Equivalent	5.0
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Strategic Municipal Income Fund Class I
Shareholder Report [Line Items]
Fund Name	Thornburg Strategic Municipal Income
Class Name	CLASS: I
Trading Symbol	TSSIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Strategic Municipal Income Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28.00	0.56%

Expenses Paid, Amount	$ 28.00
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares underperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s underperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Strategic Municipal Income Fund Class I	3.89%	1.24%	1.97%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%	2.19%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsm/TSSIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 406,100,000
Holdings Count | Holdings	327
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company, Portfolio Turnover	4.05%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$406.1M
Number of Holdings	327
Portfolio Turnover	4.05%
Total Advisory Fee	$1.0M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	2.5
AA	23.7
A	31.2
BBB	15.5
NR	19.6
Below Invest. Grade	2.6
Cash & Cash Equivalent	5.0
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg California Limited Term Municipal Fund - Class A
Shareholder Report [Line Items]
Fund Name	Thornburg California Limited Term Municipal Fund
Class Name	CLASS: A
Trading Symbol	LTCAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg California Limited Term Municipal Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37.00	0.74%

Expenses Paid, Amount	$ 37.00
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares underperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s underperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
California Limited Term Municipal Fund Class A (with sales charge)	1.30%	0.56%	0.90%
California Limited Term Municipal Fund Class A (without sales charge)	3.59%	1.02%	1.05%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%	2.19%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fca/LTCAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 294,400,000
Holdings Count | Holdings	194
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	13.73%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$294.4M
Number of Holdings	194
Portfolio Turnover	13.73%
Total Advisory Fee	$0.6M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	1.7
AA	60.2
A	25.7
BBB	4.9
NR	1.4
Below Invest. Grade	0.3
Cash & Cash Equivalent	5.8
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg California Limited Term Municipal Fund - Class C
Shareholder Report [Line Items]
Fund Name	Thornburg California Limited Term Municipal Fund
Class Name	CLASS: C
Trading Symbol	LTCCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg California Limited Term Municipal Fund Class C Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$50.00	1.01%

Expenses Paid, Amount	$ 50.00
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C shares underperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s underperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
California Limited Term Municipal Fund Class C (with sales charge)	2.81%	0.74%	0.78%
California Limited Term Municipal Fund Class C (without sales charge)	3.32%	0.74%	0.78%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%	2.19%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fca/LTCCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 294,400,000
Holdings Count | Holdings	194
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	13.73%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$294.4M
Number of Holdings	194
Portfolio Turnover	13.73%
Total Advisory Fee	$0.6M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	1.7
AA	60.2
A	25.7
BBB	4.9
NR	1.4
Below Invest. Grade	0.3
Cash & Cash Equivalent	5.8
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg California Limited Term Municipal Fund - Class C2
Shareholder Report [Line Items]
Fund Name	Thornburg California Limited Term Municipal Fund
Class Name	CLASS: C2
Trading Symbol	LTCQX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg California Limited Term Municipal Fund Class C2 Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$53.00	1.06%

Expenses Paid, Amount	$ 53.00
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class C2 shares underperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s underperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year
California Limited Term Municipal Fund Class C2 (with sales charge)	2.63%	0.73%
California Limited Term Municipal Fund Class C2 (without sales charge)	3.28%	0.73%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%

Prior Market Index Comparison [Text Block]

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 294,400,000
Holdings Count | Holdings	194
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	13.73%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$294.4M
Number of Holdings	194
Portfolio Turnover	13.73%
Total Advisory Fee	$0.6M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	1.7
AA	60.2
A	25.7
BBB	4.9
NR	1.4
Below Invest. Grade	0.3
Cash & Cash Equivalent	5.8
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg California Limited Term Municipal Fund - Class I
Shareholder Report [Line Items]
Fund Name	Thornburg California Limited Term Municipal Fund
Class Name	CLASS: I
Trading Symbol	LTCIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg California Limited Term Municipal Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24.00	0.49%

Expenses Paid, Amount	$ 24.00
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares underperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s underperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
California Limited Term Municipal Fund Class I	3.85%	1.26%	1.31%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%	2.19%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fca/LTCIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 294,400,000
Holdings Count | Holdings	194
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	13.73%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$294.4M
Number of Holdings	194
Portfolio Turnover	13.73%
Total Advisory Fee	$0.6M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	1.7
AA	60.2
A	25.7
BBB	4.9
NR	1.4
Below Invest. Grade	0.3
Cash & Cash Equivalent	5.8
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg New Mexico Intermediate Municipal Fund - Class A
Shareholder Report [Line Items]
Fund Name	Thornburg New Mexico Intermediate Municipal Fund
Class Name	CLASS: A
Trading Symbol	THNMX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg New Mexico Intermediate Municipal Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48.00	0.97%

Expenses Paid, Amount	$ 48.00
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares underperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s underperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
New Mexico Intermediate Municipal Fund Class A (with sales charge)	1.35%	0.13%	0.97%
New Mexico Intermediate Municipal Fund Class A (without sales charge)	3.42%	0.52%	1.17%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%	2.19%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fnm/THNMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 87,700,000
Holdings Count | Holdings	102
Advisory Fees Paid, Amount	$ 200,000
Investment Company, Portfolio Turnover	5.58%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$87.7M
Number of Holdings	102
Portfolio Turnover	5.58%
Total Advisory Fee	$0.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	22.0
AA	58.4
A	8.3
BBB	8.3
NR	0.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	3.0
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg New Mexico Intermediate Municipal Fund - Class D
Shareholder Report [Line Items]
Fund Name	Thornburg New Mexico Intermediate Municipal Fund
Class Name	CLASS: D
Trading Symbol	THNDX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg New Mexico Intermediate Municipal Fund Class D Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$61.00	1.22%

Expenses Paid, Amount	$ 61.00
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class D shares underperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s underperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
New Mexico Intermediate Municipal Fund Class D	3.25%	0.29%	0.92%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%	2.19%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fnm/THNDX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 87,700,000
Holdings Count | Holdings	102
Advisory Fees Paid, Amount	$ 200,000
Investment Company, Portfolio Turnover	5.58%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$87.7M
Number of Holdings	102
Portfolio Turnover	5.58%
Total Advisory Fee	$0.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	22.0
AA	58.4
A	8.3
BBB	8.3
NR	0.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	3.0
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg New Mexico Intermediate Municipal Fund - Class I
Shareholder Report [Line Items]
Fund Name	Thornburg New Mexico Intermediate Municipal Fund
Class Name	CLASS: I
Trading Symbol	THNIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg New Mexico Intermediate Municipal Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34.00	0.67%

Expenses Paid, Amount	$ 34.00
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares underperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s underperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
New Mexico Intermediate Municipal Fund Class I	3.83%	0.86%	1.49%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%	2.19%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fnm/THNIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 87,700,000
Holdings Count | Holdings	102
Advisory Fees Paid, Amount	$ 200,000
Investment Company, Portfolio Turnover	5.58%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$87.7M
Number of Holdings	102
Portfolio Turnover	5.58%
Total Advisory Fee	$0.2M

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	22.0
AA	58.4
A	8.3
BBB	8.3
NR	0.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	3.0
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg New York Intermediate Municipal Fund - Class A
Shareholder Report [Line Items]
Fund Name	Thornburg New York Intermediate Municipal Fund
Class Name	CLASS: A
Trading Symbol	THNYX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg New York Intermediate Municipal Fund Class A Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49.00	0.97%

Expenses Paid, Amount	$ 49.00
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class A shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
New York Intermediate Municipal Fund Class A (with sales charge)	1.96%	0.53%	1.07%
New York Intermediate Municipal Fund Class A (without sales charge)	4.03%	0.93%	1.27%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%	2.19%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fny/THNYX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 28,500,000
Holdings Count | Holdings	79
Advisory Fees Paid, Amount	$ 40,505
Investment Company, Portfolio Turnover	3.97%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$28.5M
Number of Holdings	79
Portfolio Turnover	3.97%
Total Advisory Fee	$40,505

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	8.5
AA	62.5
A	14.9
BBB	6.4
NR	2.1
Below Invest. Grade	0.0
Cash & Cash Equivalent	5.6
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg New York Intermediate Municipal Fund - Class I
Shareholder Report [Line Items]
Fund Name	Thornburg New York Intermediate Municipal Fund
Class Name	CLASS: I
Trading Symbol	TNYIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg New York Intermediate Municipal Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34.00	0.67%

Expenses Paid, Amount	$ 34.00
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the ICE BofA U.S. Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
New York Intermediate Municipal Fund Class I	4.44%	1.27%	1.60%
ICE BofA U.S. Municipal Securities Index	4.29%	0.87%	2.19%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fny/TNYIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Net Assets	$ 28,500,000
Holdings Count | Holdings	79
Advisory Fees Paid, Amount	$ 40,505
Investment Company, Portfolio Turnover	3.97%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$28.5M
Number of Holdings	79
Portfolio Turnover	3.97%
Total Advisory Fee	$40,505

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	8.5
AA	62.5
A	14.9
BBB	6.4
NR	2.1
Below Invest. Grade	0.0
Cash & Cash Equivalent	5.6
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Emerging Markets Managed Account Fund Class SMA
Shareholder Report [Line Items]
Fund Name	Thornburg Emerging Markets Managed Account Fund
Class Name	CLASS: SMA
Trading Symbol	THMGX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Emerging Markets Managed Account Fund Class SMA Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SMA	$0.00	0.00%

Expenses Paid, Amount	$ 0.00
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class SMA shares underperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 6-month period ended March 31, 2026. The Fund’s underperformance relative to the Index during the period was primarily driven by weaker stock selection, followed by country allocation decisions. During the period, stock selection within the energy sector detracted from performance relative to the Index, while stock selection and an underweight positioning to the consumer discretionary sector contributed positively to performance relative to the Index. On a geographic basis, stock selection within the United Arab Emirates detracted from performance relative to the Index, while an underweight positioning to China contributed positively to performance relative to the Index. The Fund is a “completion fund,” meaning that it is intended to be used as part of a broader investment program by certain separately managed account (“SMA”) clients. As it is only a part of an SMA investment program, it is an incomplete representation of the total SMA portfolio. Accordingly, we encourage you to consider the SMA investment program’s performance for the period as a whole.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year
Emerging Markets Managed Account Fund Class SMA	15.47%
MSCI Emerging Markets Net Total Return USD Index	29.55%

Prior Market Index Comparison [Text Block]

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200.

Net Assets	$ 1,200,000
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	22.05%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$1.2M
Number of Holdings	20
Portfolio Turnover	22.05%
Total Advisory Fee	$0

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	32.9
Large Cap (>$12 B)	67.1
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg High Income Bond Managed Account Fund Class SMA
Shareholder Report [Line Items]
Fund Name	Thornburg High Income Bond Managed Account Fund
Class Name	CLASS: SMA
Trading Symbol	THIBX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg High Income Bond Managed Account Fund Class SMA Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SMA	$0.00	0.00%

Expenses Paid, Amount	$ 0.00
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class SMA shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.The Fund is a “completion fund,” meaning that it is intended to be used as part of a broader investment program by certain separately managed account (“SMA”) clients. As it is only a part of an SMA investment program, it is an incomplete representation of the total SMA portfolio. Accordingly, we encourage you to consider the SMA investment program’s performance for the period as a whole.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year
High Income Bond Managed Account Fund Class SMA	6.79%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%

Prior Market Index Comparison [Text Block]

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200.

Net Assets	$ 5,400,000
Holdings Count | Holdings	141
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$5.4M
Number of Holdings	141
Portfolio Turnover	8.00%
Total Advisory Fee	$0

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
U.S. Government	0.2
AAA	15.5
AA	6.7
A	3.6
BBB	11.7
BB	39.8
B	6.7
CCC	0.0
D	0.0
NR	6.0
Cash Equivalents & Other	9.8

Expressed as a percentage of the Fund’s net assets.

* Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Investment Grade Bond Managed Account Fund Class SMA
Shareholder Report [Line Items]
Fund Name	Thornburg Investment Grade Bond Managed Account Fund
Class Name	CLASS: SMA
Trading Symbol	TIGMX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Investment Grade Bond Managed Account Fund Class SMA Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SMA	$0.00	0.00%

Expenses Paid, Amount	$ 0.00
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class SMA shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the 6-month period ended March 31, 2026.Against a backdrop of a steepening yield curve and tightening credit spreads, short end yields generally moved lower while long end interest rates rose, pressuring longer duration bond prices and reducing absolute returns during much of the period.The Fund’s performance relative to the Index during the period benefitted from shorter duration positioning and its focus on opportunistic higher yielding sectors.The Fund is a “completion fund,” meaning that it is intended to be used as part of a broader investment program by certain separately managed account (“SMA”) clients. As it is only a part of an SMA investment program, it is an incomplete representation of the total SMA portfolio. Accordingly, we encourage you to consider the SMA investment program’s performance for the period as a whole.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year
Investment Grade Bond Managed Account Fund Class SMA	5.47%
Bloomberg U.S. Aggregate Total Return Index Value USD	4.35%

Prior Market Index Comparison [Text Block]

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200.

Net Assets	$ 2,200,000
Holdings Count | Holdings	169
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.88%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$2.2M
Number of Holdings	169
Portfolio Turnover	4.88%
Total Advisory Fee	$0

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
U.S. Government	3.0
AAA	42.2
AA	7.5
A	19.5
BBB	17.1
NR	0.6
Below Invest. Grade	0.0
Cash Equivalents & Other	10.1
Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Municipal Managed Account Fund Class SMA
Shareholder Report [Line Items]
Fund Name	Thornburg Municipal Managed Account Fund
Class Name	CLASS: SMA
Trading Symbol	THMMX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Municipal Managed Account Fund Class SMA Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SMA	$0.00	0.00%

Expenses Paid, Amount	$ 0.00
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class SMA shares outperformed the ICE BofA US Municipal Securities Index (the “Index”) during the 6-month period ended March 31, 2026.

Against a backdrop of elevated issuance and curve-steepening pressures, municipal yields generally moved higher, pressuring bond prices and reducing absolute returns during much of the period. However, the Fund’s outperformance relative to the Index during the period was driven by a combination of its shorter duration and its structural overweight allocation to revenue bonds.

Driven by its bottom-up fundamental credit research, the Fund’s performance relative to the Index benefitted from security selection. The Fund maintained broad diversification across municipal bond sectors with an emphasis on sub-sectors demonstrating resilience and offering compelling risk/reward profiles.

The Fund is a “completion fund,” meaning that it is intended to be used as part of a broader investment program by certain separately managed account (“SMA”) clients. As it is only a part of an SMA investment program, it is an incomplete representation of the total SMA portfolio. Accordingly, we encourage you to consider the SMA investment program’s performance for the period as a whole.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year
Municipal Managed Account Fund Class SMA	4.52%
ICE BofA U.S. Municipal Securities Index	4.29%

Prior Market Index Comparison [Text Block]

How did the Fund perform since inception?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200.

Net Assets	$ 12,300,000
Holdings Count | Holdings	74
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	1.29%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Millions)	$12.3M
Number of Holdings	74
Portfolio Turnover	1.29%
Total Advisory Fee	$0

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Credit Quality Ratings*	(%)
AAA	2.7
AA	32.4
A	22.0
BBB	19.2
BB	0.8
NR	21.3
Below Invest. Grade	0.0
Cash & Cash Equivalent	1.7

Expressed as a percentage of the Fund’s net assets.

* Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Capital Management Fund - Class I
Shareholder Report [Line Items]
Fund Name	Thornburg Capital Management Fund
Class Name	CLASS: I
Trading Symbol	N/A
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Capital Management Fund Class I Shares for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$0.00	0.01%

Expenses Paid, Amount	$ 0.00
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period and what affected its performance?

The Fund’s Class I shares outperformed the ICE BofA U.S. 1-Month Treasury Bill Index (the “Index”) during the 6-month period ended March 31, 2026.Over the reporting period, the Fund accomplished its goal of ‘safety of capital’ by providing a share price of $10.00 that has not fluctuated since inception.The Fund has matched or beat the Index for all standard time periods since inception.As of March 31, 2026, throughout the life of the strategy, the Fund has never suffered a default on any cash equivalent investment.

Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year	5 Year	10 Year
Capital Management Fund Class I	4.42%	3.69%	2.49%
ICE BofA U.S. 1-Month Treasury Bill Index	4.08%	3.35%	2.20%

Prior Market Index Comparison [Text Block]

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200.

Net Assets	$ 2,383,900,000
Holdings Count | Holdings	172
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00% [1]
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Millions)	$2,383.9M
Number of Holdings	172
Portfolio Turnover*	0%
Total Advisory Fee	$0
*	Portfolio turnover rate equals zero due to no long term investment transactions in the period.

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Types of Holdings	(%)
Commercial Paper	96.4
Repurchase Agreement	0.0
U.S. Treasury Securities	0.0
Mutual Fund	0.0
Other Assets Less Liabilities	3.6
Expressed as a percentage of the Fund’s net assets.

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.

[1]	Portfolio turnover rate equals zero due to no long term investment transactions in the period.